UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2014

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Event Driven Opportunities

Fund - Institutional Class

Semiannual Report

October 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Class A	1.55%
Actual		$ 1,000.00	$ 1,003.00	$ 7.83
HypotheticalA		$ 1,000.00	$ 1,017.39	$ 7.88
Class T	1.80%
Actual		$ 1,000.00	$ 1,001.70	$ 9.08
HypotheticalA		$ 1,000.00	$ 1,016.13	$ 9.15
Class C	2.30%
Actual		$ 1,000.00	$ 999.50	$ 11.59
HypotheticalA		$ 1,000.00	$ 1,013.61	$ 11.67
Institutional Class	1.30%
Actual		$ 1,000.00	$ 1,004.50	$ 6.57
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
OSRAM Licht AG	4.0	0.9
Dean Foods Co.	2.7	2.5
Comverse, Inc.	2.6	1.9
Chico's FAS, Inc.	1.9	1.9
Sotheby's Class A (Ltd. vtg.)	1.5	2.5
ManTech International Corp. Class A	1.4	1.0
New Media Investment Group, Inc.	1.2	1.0
Valmet Corp.	1.1	1.0
Quantum Corp.	1.0	2.3
Navient Corp.	1.0	0.0
	18.4
Top Five Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	22.5	12.9
Consumer Discretionary	21.6	31.4
Information Technology	19.9	22.0
Financials	13.6	10.7
Materials	6.6	4.2
Asset Allocation (% of fund's net assets)
As of October 31, 2014*		As of April 30, 2014**
	Stocks 98.4%		Stocks 99.7%
	Short-Term Investments and Net Other Assets (Liabilities) 1.6%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Foreign investments	15.1%	** Foreign investments	11.6%

Semiannual Report

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 21.6%
Auto Components - 0.8%
Fuel Systems Solutions, Inc. (a)	7,400	$ 68,302
Diversified Consumer Services - 2.3%
Apollo Education Group, Inc. Class A (non-vtg.) (a)	2,694	77,210
Sotheby's Class A (Ltd. vtg.)	3,379	134,011
		211,221
Hotels, Restaurants & Leisure - 3.5%
Bob Evans Farms, Inc.	1,630	79,626
Bravo Brio Restaurant Group, Inc. (a)	5,777	80,127
Darden Restaurants, Inc.	1,460	75,599
Life Time Fitness, Inc. (a)	1,470	81,982
		317,334
Internet & Catalog Retail - 1.4%
FTD Companies, Inc. (a)	1,707	60,052
Liberty TripAdvisor Holdings, Inc. (a)	2,000	63,160
		123,212
Media - 4.5%
Liberty Media Corp.:
Class A (a)	568	27,275
Class C (a)	1,236	59,241
New Media Investment Group, Inc.	5,800	110,548
News Corp. Class A (a)	4,364	67,555
Time, Inc.	3,260	73,643
Tribune Publishing Co.	3,650	69,569
		407,831
Multiline Retail - 0.4%
Big Lots, Inc.	747	34,101
Specialty Retail - 8.7%
Abercrombie & Fitch Co. Class A	2,070	69,304
Chico's FAS, Inc.	11,685	176,210
CST Brands, Inc.	1,880	71,910
Destination XL Group, Inc. (a)	14,386	75,383
Groupe FNAC SA (a)	1,765	73,985
Murphy U.S.A., Inc. (a)	1,437	82,340
Office Depot, Inc. (a)	14,478	75,575
PetSmart, Inc.	1,100	79,585
Signet Jewelers Ltd.	730	87,607
		791,899
TOTAL CONSUMER DISCRETIONARY		1,953,900
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 4.4%
Food Products - 4.4%
Dean Foods Co.	16,715	$ 245,878
Kraft Foods Group, Inc.	1,482	83,511
WhiteWave Foods Co. (a)	1,830	68,131
		397,520
ENERGY - 3.6%
Energy Equipment & Services - 2.1%
Paragon Offshore PLC (a)	13,400	65,258
Rowan Companies PLC	2,530	61,403
Seventy Seven Energy, Inc. (a)	4,900	64,043
		190,704
Oil, Gas & Consumable Fuels - 1.5%
Bill Barrett Corp. (a)	2,100	31,920
Magnum Hunter Resources Corp. (a)	7,170	33,269
The Williams Companies, Inc.	1,290	71,608
		136,797
TOTAL ENERGY		327,501
FINANCIALS - 13.6%
Banks - 1.7%
First Horizon National Corp.	5,834	75,025
Investors Bancorp, Inc.	7,500	80,625
		155,650
Capital Markets - 1.8%
Apollo Investment Corp.	2,400	19,800
Greenhill & Co., Inc.	1,500	67,500
NorthStar Asset Management Group, Inc.	4,170	75,560
		162,860
Consumer Finance - 1.9%
Encore Capital Group, Inc. (a)	1,740	79,187
Navient Corp.	4,460	88,219
		167,406
Diversified Financial Services - 0.8%
MSCI, Inc. Class A	1,579	73,676
Insurance - 0.9%
FNF Group	2,666	79,553
Real Estate Investment Trusts - 4.4%
Ashford Hospitality Prime, Inc.	1,929	33,430
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
CareTrust (REIT), Inc.	4,630	$ 71,904
CBS Outdoor Americas, Inc.	2,230	67,859
New Residential Investment Corp.	6,705	83,008
Starwood Waypoint Residential	2,780	72,780
Washington Prime Group, Inc.	3,990	70,344
		399,325
Real Estate Management & Development - 0.8%
Buwog-Gemeinnuetzige Wohnung	3,800	70,430
Thrifts & Mortgage Finance - 1.3%
Fannie Mae (a)	12,794	27,635
Fox Chase Bancorp, Inc.	3,987	65,307
Freddie Mac (a)	13,170	27,130
		120,072
TOTAL FINANCIALS		1,228,972
HEALTH CARE - 4.8%
Health Care Equipment & Supplies - 0.8%
Masimo Corp. (a)	2,840	71,682
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a)	4,600	63,112
Pharmaceuticals - 3.3%
AbbVie, Inc.	1,180	74,883
Allergan, Inc.	405	76,974
Mallinckrodt PLC (a)	852	78,537
Zoetis, Inc. Class A	1,908	70,901
		301,295
TOTAL HEALTH CARE		436,089
INDUSTRIALS - 22.5%
Aerospace & Defense - 1.8%
Triumph Group, Inc.	1,260	87,734
Vectrus, Inc. (a)	3,000	73,320
		161,054
Air Freight & Logistics - 0.9%
UTi Worldwide, Inc. (a)	6,990	76,401
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 1.6%
Allegion PLC	1,574	$ 83,564
Armstrong World Industries, Inc. (a)	1,340	64,883
		148,447
Commercial Services & Supplies - 6.6%
ADT Corp.	2,383	85,407
Civeo Corp.	6,616	80,649
Clean Harbors, Inc. (a)	1,470	72,956
Matthews International Corp. Class A	1,690	77,875
Progressive Waste Solution Ltd. (Canada)	2,766	80,792
R.R. Donnelley & Sons Co.	3,839	66,991
Recall Holdings Ltd.	14,155	72,606
The Brink's Co.	3,020	63,420
		600,696
Electrical Equipment - 6.5%
Babcock & Wilcox Co.	2,440	69,784
General Cable Corp.	5,010	70,992
OSRAM Licht AG (a)	10,425	365,271
PowerSecure International, Inc. (a)	7,144	79,798
		585,845
Machinery - 3.6%
Allison Transmission Holdings, Inc.	2,418	78,537
Manitowoc Co., Inc.	3,560	74,190
SPX Corp.	823	78,012
Valmet Corp.	9,200	97,189
		327,928
Road & Rail - 0.7%
Hertz Global Holdings, Inc. (a)	3,000	65,760
Trading Companies & Distributors - 0.8%
Now, Inc.	2,470	74,248
TOTAL INDUSTRIALS		2,040,379
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 4.0%
EMCORE Corp. (a)	12,101	62,441
Emulex Corp. (a)	14,410	81,561
JDS Uniphase Corp. (a)	5,420	72,953
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc.	3,460	$ 72,902
Riverbed Technology, Inc. (a)	3,990	75,770
		365,627
Electronic Equipment & Components - 1.5%
Knowles Corp. (a)	3,790	73,753
RealD, Inc. (a)	5,780	65,430
		139,183
Internet Software & Services - 1.5%
Rightside Group Ltd. (a)	7,100	67,237
XO Group, Inc. (a)	5,590	71,161
		138,398
IT Services - 4.4%
Blackhawk Network Holdings, Inc. (a)	2,180	72,812
ManTech International Corp. Class A	4,420	124,467
PRG-Schultz International, Inc. (a)	9,809	51,890
Science Applications International Corp.	1,590	77,767
ServiceSource International, Inc. (a)	17,520	66,926
		393,862
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)	23,247	65,092
Micrel, Inc.	6,200	75,268
Tessera Technologies, Inc.	2,430	73,848
		214,208
Software - 4.2%
CDK Global, Inc. (a)	2,300	77,280
Compuware Corp.	6,728	68,289
Comverse, Inc. (a)	10,791	235,244
Covisint Corp. (a)	971	2,806
		383,619
Technology Hardware, Storage & Peripherals - 1.9%
Intevac, Inc. (a)	10,690	79,106
Quantum Corp. (a)	69,357	88,777
		167,883
TOTAL INFORMATION TECHNOLOGY		1,802,780
Common Stocks - continued
	Shares	Value
MATERIALS - 6.6%
Chemicals - 3.5%
Agrium, Inc.	720	$ 70,444
Air Products & Chemicals, Inc.	522	70,293
Ashland, Inc.	678	73,271
Intrepid Potash, Inc. (a)	2,650	35,643
Platform Specialty Products Corp. (a)	2,500	65,000
		314,651
Containers & Packaging - 2.3%
MeadWestvaco Corp.	1,670	73,764
Orora Ltd.	47,161	72,157
Owens-Illinois, Inc. (a)	2,620	67,517
		213,438
Metals & Mining - 0.8%
TimkenSteel Corp.	1,710	69,392
TOTAL MATERIALS		597,481
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
TW Telecom, Inc. (a)	1,799	76,961
UTILITIES - 0.5%
Gas Utilities - 0.5%
ONE Gas, Inc.	1,070	40,607
TOTAL COMMON STOCKS (Cost $8,879,940)		8,902,190
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.11% (b) (Cost $151,540)	151,540	151,540
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $9,031,480)		9,053,730
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(4,571)
NET ASSETS - 100%		$ 9,049,159
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 140
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,953,900	$ 1,953,900	$ -	$ -
Consumer Staples	397,520	397,520	-	-
Energy	327,501	327,501	-	-
Financials	1,228,972	1,228,972	-	-
Health Care	436,089	436,089	-	-
Industrials	2,040,379	1,967,773	72,606	-
Information Technology	1,802,780	1,802,780	-	-
Materials	597,481	525,324	72,157	-
Telecommunication Services	76,961	76,961	-	-
Utilities	40,607	40,607	-	-
Money Market Funds	151,540	151,540	-	-
Total Investments in Securities:	$ 9,053,730	$ 8,908,967	$ 144,763	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 192,177
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.9%
Germany	4.0%
Ireland	1.8%
Canada	1.7%
Australia	1.6%
United Kingdom	1.4%
Finland	1.1%
Bermuda	1.0%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,879,940)	$ 8,902,190
Fidelity Central Funds (cost $151,540)	151,540
Total Investments (cost $9,031,480)		$ 9,053,730
Cash		9,239
Receivable for investments sold		55,000
Receivable for fund shares sold		454
Dividends receivable		3,620
Distributions receivable from Fidelity Central Funds		15
Prepaid expenses		47,180
Receivable from investment adviser for expense reductions		9,376
Other receivables		167
Total assets		9,178,781

Liabilities
Payable for investments purchased	$ 33,186
Payable for fund shares redeemed	19,680
Accrued management fee	6,616
Distribution and service plan fees payable	3,380
Other affiliated payables	2,029
Other payables and accrued expenses	64,731
Total liabilities		129,622

Net Assets		$ 9,049,159
Net Assets consist of:
Paid in capital		$ 9,247,243
Accumulated net investment loss		(20,203)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(200,130)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		22,249
Net Assets		$ 9,049,159

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

October 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,117,562 ÷ 202,942 shares)	$ 10.43

Maximum offering price per share (100/94.25 of $10.43)	$ 11.07
Class T: Net Asset Value and redemption price per share ($2,294,496 ÷ 220,313 shares)	$ 10.41

Maximum offering price per share (100/96.50 of $10.41)	$ 10.79
Class C: Net Asset Value and offering price per share ($2,081,813 ÷ 200,506 shares)A	$ 10.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,555,288 ÷ 244,506 shares)	$ 10.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended October 31, 2014 (Unaudited)

Investment Income
Dividends		$ 70,493
Income from Fidelity Central Funds		140
Total income		70,633

Expenses
Management fee	$ 42,946
Transfer agent fees	9,134
Distribution and service plan fees	25,608
Accounting fees and expenses	1,965
Custodian fees and expenses	7,769
Independent trustees' compensation	20
Registration fees	53,481
Audit	18,257
Legal	10
Miscellaneous	7
Total expenses before reductions	159,197
Expense reductions	(68,385)	90,812
Net investment income (loss)		(20,179)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(135,048)
Foreign currency transactions	483
Total net realized gain (loss)		(134,565)
Change in net unrealized appreciation (depreciation) on: Investment securities	(51,152)
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		(51,149)
Net gain (loss)		(185,714)
Net increase (decrease) in net assets resulting from operations		$ (205,893)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (20,179)	$ 7,889
Net realized gain (loss)	(134,565)	74,569
Change in net unrealized appreciation (depreciation)	(51,149)	73,398
Net increase (decrease) in net assets resulting from operations	(205,893)	155,856
Distributions to shareholders from net investment income	(7,913)	-
Distributions to shareholders from net realized gain	(140,134)	-
Total distributions	(148,047)	-
Share transactions - net increase (decrease)	1,409,116	7,838,127
Total increase (decrease) in net assets	1,055,176	7,993,983

Net Assets
Beginning of period	7,993,983	-
End of period (including accumulated net investment loss of $20,203 and undistributed net investment income of $7,889, respectively)	$ 9,049,159	$ 7,993,983

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended October 31, 2014	Year ended April 30,
	(Unaudited)	2014 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.58	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.02 H
Net realized and unrealized gain (loss)	.05 M,O	.56 N
Total from investment operations	.04	.58
Distributions from net investment income	(.01)	-
Distributions from net realized gain	(.17)	-
Total distributions	(.19) K	-
Net asset value, end of period	$ 10.43	$ 10.58
Total ReturnB, C, D	.30% O	5.80% N
Ratios to Average Net Assets F, J
Expenses before reductions	2.89%A	4.76%A
Expenses net of fee waivers, if any	1.55%A	1.55%A
Expenses net of all reductions	1.55%A	1.55%A
Net investment income (loss)	(.15)%A	.59%A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,118	$ 1,389
Portfolio turnover rateG	148% A	57% L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects large, non-recurring dividends which amounted to $.03 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (.25)%.

I For the period December 12, 2013 (commencement of operations) to April 30, 2014.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Total distributions of $.19 per share is comprised of distributions from net investment income of $.014 and distributions from net realized gain of $.174 per share.

L Amount not annualized.

M The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

N Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 5.70%.

O Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been .22%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended October 31, 2014	Year ended April 30,
	(Unaudited)	2014 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.01 H
Net realized and unrealized gain (loss)	.05 M,O	.56 N
Total from investment operations	.03	.57
Distributions from net investment income	(.01)	-
Distributions from net realized gain	(.17)	-
Total distributions	(.19) K	-
Net asset value, end of period	$ 10.41	$ 10.57
Total ReturnB, C, D	.17% O	5.70% N
Ratios to Average Net Assets F, J
Expenses before reductions	3.18%A	4.95%A
Expenses net of fee waivers, if any	1.80%A	1.80%A
Expenses net of all reductions	1.79%A	1.80%A
Net investment income (loss)	(.39)%A	.34%A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,294	$ 1,631
Portfolio turnover rateG	148% A	57% L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects large, non-recurring dividends which amounted to $.03 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (.50)%.

I For the period December 12, 2013 (commencement of operations) to April 30, 2014.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Total distributions of $.19 per share is comprised of distributions from net investment income of $.011 and distributions from net realized gain of $.174 per share.

L Amount not annualized.

M The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

N Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 5.60%.

O Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been .09%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended October 31, 2014	Year ended April 30,
	(Unaudited)	2014 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.01) H
Net realized and unrealized gain (loss)	.05 M,O	.56 N
Total from investment operations	-	.55
Distributions from net realized gain	(.17)	-
Net asset value, end of period	$ 10.38	$ 10.55
Total ReturnB, C, D	(.05)% O	5.50% N
Ratios to Average Net Assets F, J
Expenses before reductions	3.68%A	5.38%A
Expenses net of fee waivers, if any	2.30%A	2.30%A
Expenses net of all reductions	2.30%A	2.30%A
Net investment income (loss)	(.90)%A	(.16)%A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,082	$ 3,011
Portfolio turnover rateG	148% A	57% L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects large, non-recurring dividends which amounted to $.03 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (1.00)%.

I For the period December 12, 2013 (commencement of operations) to April 30, 2014.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Amount not annualized.

M The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

N Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 5.40%.

O Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been (.13)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2014	Year ended April 30,
	(Unaudited)	2014 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.03 G
Net realized and unrealized gain (loss)	.05 L,N	.56 M
Total from investment operations	.06	.59
Distributions from net investment income	(.02)	-
Distributions from net realized gain	(.17)	-
Total distributions	(.20) J	-
Net asset value, end of period	$ 10.45	$ 10.59
Total ReturnB, C	.45% N	5.90%M
Ratios to Average Net Assets E, I
Expenses before reductions	2.58%A	4.50% A
Expenses net of fee waivers, if any	1.30%A	1.30% A
Expenses net of all reductions	1.29%A	1.30% A
Net investment income (loss)	.11% A	.84% A,G
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,555	$ 1,962
Portfolio turnover rateF	148% A	57% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects large, non-recurring dividends which amounted to $.03 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (.01)%.

H For the period December 12, 2013 (commencement of operations) to April 30, 2014.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.20 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.174 per share.

K Amount not annualized.

L The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

M Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 5.80%.

N Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been .37%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Event Driven Opportunities Fund (the Fund) is a non-diversified fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014 , including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 715,546
Gross unrealized depreciation	(888,318)
Net unrealized appreciation (depreciation) on securities	$ (172,772)

Tax cost	$ 9,226,502

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,337,807 and $7,213,383, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .10% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the Russell 3000 Index, over the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

same 36 month performance period. The Fund's performance adjustment will not take effect until December 1, 2014. Subsequent months will be added until the performance period includes 36 months. For the reporting period, the total annualized management fee rate was .85% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,605	$ 2,605
Class T	.25%	.25%	5,504	5,504
Class C	.75%	.25%	17,499	17,499
			$ 25,608	$ 25,608

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,789
Class T	673
Class C*	457
$ 4,919

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 2,138.21
Class T	2,154.20
Class C	3,247.19
Institutional Class	1,595.14
	$ 9,134

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $971 for the period.

Other. During the period, the investment adviser reimbursed the Fund $7,822 for an operational error which is included in Net Realized Gain (Loss) in the accompanying Statement of Operations.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.55%	$ 13,901
Class T	1.80%	15,210
Class C	2.30%	23,943
Institutional Class	1.30%	14,900
		$ 67,954

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $420 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $11.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2014	Year ended April 30, 2014 A
From net investment income
Class A	$ 1,990	$ -
Class T	2,020	-
Institutional Class	3,903	-
Total	$ 7,913	$ -
From net realized gain
Class A	$ 24,736	$ -
Class T	31,947	-
Class C	51,111	-
Institutional Class	32,340	-
Total	$ 140,134	$ -

A For the period December 12, 2013 (commencement of operations) to April 30, 2014

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2014	Year ended April 30, 2014A	Six months ended October 31, 2014	Year ended April 30, 2014A
Class A
Shares sold	121,886	131,986	$ 1,321,999	$ 1,364,746
Reinvestment of distributions	2,283	-	24,705	-
Shares redeemed	(52,477)	(736)	(525,439)	(7,809)
Net increase (decrease)	71,692	131,250	$ 821,265	$ 1,356,937
Class T
Shares sold	81,893	154,500	$ 881,710	$ 1,621,966
Reinvestment of distributions	3,142	-	33,967	-
Shares redeemed	(19,001)	(221)	(199,860)	(2,291)
Net increase (decrease)	66,034	154,279	$ 715,817	$ 1,619,675
Class C
Shares sold	122,584	287,641	$ 1,321,150	$ 3,003,500
Reinvestment of distributions	4,679	-	50,538	-
Shares redeemed	(212,040)	(2,358)	(2,162,319)	(25,282)
Net increase (decrease)	(84,777)	285,283	$ (790,631)	$ 2,978,218
Institutional Class
Shares sold	100,342	185,215	$ 1,085,262	$ 1,883,297
Reinvestment of distributions	3,246	-	35,156	-
Shares redeemed	(44,297)	-	(457,753)	-
Net increase (decrease)	59,291	185,215	$ 662,665	$ 1,883,297

A For the period December 12, 2013 (commencement of operations) to April 30, 2014.

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 29% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Event Driven Opportunities Fund

In connection with a separate internal corporate reorganization involving Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's subadvisory agreement with FMR Japan to reflect that, after this reorganization, Fidelity Management & Research (Japan) Limited will carry on the business of FMR Japan. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with the reorganization and that the same personnel and resources will be available to the fund with the new entity. After considering all of the factors it believed relevant, the Board concluded that the amended sub-advisory agreement should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

AEDOI-USAN-1214
1.9585378.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Event Driven Opportunities

Fund - Class A, Class T,
and Class C

Semiannual Report

October 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Class A	1.55%
Actual		$ 1,000.00	$ 1,003.00	$ 7.83
HypotheticalA		$ 1,000.00	$ 1,017.39	$ 7.88
Class T	1.80%
Actual		$ 1,000.00	$ 1,001.70	$ 9.08
HypotheticalA		$ 1,000.00	$ 1,016.13	$ 9.15
Class C	2.30%
Actual		$ 1,000.00	$ 999.50	$ 11.59
HypotheticalA		$ 1,000.00	$ 1,013.61	$ 11.67
Institutional Class	1.30%
Actual		$ 1,000.00	$ 1,004.50	$ 6.57
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
OSRAM Licht AG	4.0	0.9
Dean Foods Co.	2.7	2.5
Comverse, Inc.	2.6	1.9
Chico's FAS, Inc.	1.9	1.9
Sotheby's Class A (Ltd. vtg.)	1.5	2.5
ManTech International Corp. Class A	1.4	1.0
New Media Investment Group, Inc.	1.2	1.0
Valmet Corp.	1.1	1.0
Quantum Corp.	1.0	2.3
Navient Corp.	1.0	0.0
	18.4
Top Five Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	22.5	12.9
Consumer Discretionary	21.6	31.4
Information Technology	19.9	22.0
Financials	13.6	10.7
Materials	6.6	4.2
Asset Allocation (% of fund's net assets)
As of October 31, 2014*		As of April 30, 2014**
	Stocks 98.4%		Stocks 99.7%
	Short-Term Investments and Net Other Assets (Liabilities) 1.6%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Foreign investments	15.1%	** Foreign investments	11.6%

Semiannual Report

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 21.6%
Auto Components - 0.8%
Fuel Systems Solutions, Inc. (a)	7,400	$ 68,302
Diversified Consumer Services - 2.3%
Apollo Education Group, Inc. Class A (non-vtg.) (a)	2,694	77,210
Sotheby's Class A (Ltd. vtg.)	3,379	134,011
		211,221
Hotels, Restaurants & Leisure - 3.5%
Bob Evans Farms, Inc.	1,630	79,626
Bravo Brio Restaurant Group, Inc. (a)	5,777	80,127
Darden Restaurants, Inc.	1,460	75,599
Life Time Fitness, Inc. (a)	1,470	81,982
		317,334
Internet & Catalog Retail - 1.4%
FTD Companies, Inc. (a)	1,707	60,052
Liberty TripAdvisor Holdings, Inc. (a)	2,000	63,160
		123,212
Media - 4.5%
Liberty Media Corp.:
Class A (a)	568	27,275
Class C (a)	1,236	59,241
New Media Investment Group, Inc.	5,800	110,548
News Corp. Class A (a)	4,364	67,555
Time, Inc.	3,260	73,643
Tribune Publishing Co.	3,650	69,569
		407,831
Multiline Retail - 0.4%
Big Lots, Inc.	747	34,101
Specialty Retail - 8.7%
Abercrombie & Fitch Co. Class A	2,070	69,304
Chico's FAS, Inc.	11,685	176,210
CST Brands, Inc.	1,880	71,910
Destination XL Group, Inc. (a)	14,386	75,383
Groupe FNAC SA (a)	1,765	73,985
Murphy U.S.A., Inc. (a)	1,437	82,340
Office Depot, Inc. (a)	14,478	75,575
PetSmart, Inc.	1,100	79,585
Signet Jewelers Ltd.	730	87,607
		791,899
TOTAL CONSUMER DISCRETIONARY		1,953,900
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 4.4%
Food Products - 4.4%
Dean Foods Co.	16,715	$ 245,878
Kraft Foods Group, Inc.	1,482	83,511
WhiteWave Foods Co. (a)	1,830	68,131
		397,520
ENERGY - 3.6%
Energy Equipment & Services - 2.1%
Paragon Offshore PLC (a)	13,400	65,258
Rowan Companies PLC	2,530	61,403
Seventy Seven Energy, Inc. (a)	4,900	64,043
		190,704
Oil, Gas & Consumable Fuels - 1.5%
Bill Barrett Corp. (a)	2,100	31,920
Magnum Hunter Resources Corp. (a)	7,170	33,269
The Williams Companies, Inc.	1,290	71,608
		136,797
TOTAL ENERGY		327,501
FINANCIALS - 13.6%
Banks - 1.7%
First Horizon National Corp.	5,834	75,025
Investors Bancorp, Inc.	7,500	80,625
		155,650
Capital Markets - 1.8%
Apollo Investment Corp.	2,400	19,800
Greenhill & Co., Inc.	1,500	67,500
NorthStar Asset Management Group, Inc.	4,170	75,560
		162,860
Consumer Finance - 1.9%
Encore Capital Group, Inc. (a)	1,740	79,187
Navient Corp.	4,460	88,219
		167,406
Diversified Financial Services - 0.8%
MSCI, Inc. Class A	1,579	73,676
Insurance - 0.9%
FNF Group	2,666	79,553
Real Estate Investment Trusts - 4.4%
Ashford Hospitality Prime, Inc.	1,929	33,430
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
CareTrust (REIT), Inc.	4,630	$ 71,904
CBS Outdoor Americas, Inc.	2,230	67,859
New Residential Investment Corp.	6,705	83,008
Starwood Waypoint Residential	2,780	72,780
Washington Prime Group, Inc.	3,990	70,344
		399,325
Real Estate Management & Development - 0.8%
Buwog-Gemeinnuetzige Wohnung	3,800	70,430
Thrifts & Mortgage Finance - 1.3%
Fannie Mae (a)	12,794	27,635
Fox Chase Bancorp, Inc.	3,987	65,307
Freddie Mac (a)	13,170	27,130
		120,072
TOTAL FINANCIALS		1,228,972
HEALTH CARE - 4.8%
Health Care Equipment & Supplies - 0.8%
Masimo Corp. (a)	2,840	71,682
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a)	4,600	63,112
Pharmaceuticals - 3.3%
AbbVie, Inc.	1,180	74,883
Allergan, Inc.	405	76,974
Mallinckrodt PLC (a)	852	78,537
Zoetis, Inc. Class A	1,908	70,901
		301,295
TOTAL HEALTH CARE		436,089
INDUSTRIALS - 22.5%
Aerospace & Defense - 1.8%
Triumph Group, Inc.	1,260	87,734
Vectrus, Inc. (a)	3,000	73,320
		161,054
Air Freight & Logistics - 0.9%
UTi Worldwide, Inc. (a)	6,990	76,401
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 1.6%
Allegion PLC	1,574	$ 83,564
Armstrong World Industries, Inc. (a)	1,340	64,883
		148,447
Commercial Services & Supplies - 6.6%
ADT Corp.	2,383	85,407
Civeo Corp.	6,616	80,649
Clean Harbors, Inc. (a)	1,470	72,956
Matthews International Corp. Class A	1,690	77,875
Progressive Waste Solution Ltd. (Canada)	2,766	80,792
R.R. Donnelley & Sons Co.	3,839	66,991
Recall Holdings Ltd.	14,155	72,606
The Brink's Co.	3,020	63,420
		600,696
Electrical Equipment - 6.5%
Babcock & Wilcox Co.	2,440	69,784
General Cable Corp.	5,010	70,992
OSRAM Licht AG (a)	10,425	365,271
PowerSecure International, Inc. (a)	7,144	79,798
		585,845
Machinery - 3.6%
Allison Transmission Holdings, Inc.	2,418	78,537
Manitowoc Co., Inc.	3,560	74,190
SPX Corp.	823	78,012
Valmet Corp.	9,200	97,189
		327,928
Road & Rail - 0.7%
Hertz Global Holdings, Inc. (a)	3,000	65,760
Trading Companies & Distributors - 0.8%
Now, Inc.	2,470	74,248
TOTAL INDUSTRIALS		2,040,379
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 4.0%
EMCORE Corp. (a)	12,101	62,441
Emulex Corp. (a)	14,410	81,561
JDS Uniphase Corp. (a)	5,420	72,953
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc.	3,460	$ 72,902
Riverbed Technology, Inc. (a)	3,990	75,770
		365,627
Electronic Equipment & Components - 1.5%
Knowles Corp. (a)	3,790	73,753
RealD, Inc. (a)	5,780	65,430
		139,183
Internet Software & Services - 1.5%
Rightside Group Ltd. (a)	7,100	67,237
XO Group, Inc. (a)	5,590	71,161
		138,398
IT Services - 4.4%
Blackhawk Network Holdings, Inc. (a)	2,180	72,812
ManTech International Corp. Class A	4,420	124,467
PRG-Schultz International, Inc. (a)	9,809	51,890
Science Applications International Corp.	1,590	77,767
ServiceSource International, Inc. (a)	17,520	66,926
		393,862
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)	23,247	65,092
Micrel, Inc.	6,200	75,268
Tessera Technologies, Inc.	2,430	73,848
		214,208
Software - 4.2%
CDK Global, Inc. (a)	2,300	77,280
Compuware Corp.	6,728	68,289
Comverse, Inc. (a)	10,791	235,244
Covisint Corp. (a)	971	2,806
		383,619
Technology Hardware, Storage & Peripherals - 1.9%
Intevac, Inc. (a)	10,690	79,106
Quantum Corp. (a)	69,357	88,777
		167,883
TOTAL INFORMATION TECHNOLOGY		1,802,780
Common Stocks - continued
	Shares	Value
MATERIALS - 6.6%
Chemicals - 3.5%
Agrium, Inc.	720	$ 70,444
Air Products & Chemicals, Inc.	522	70,293
Ashland, Inc.	678	73,271
Intrepid Potash, Inc. (a)	2,650	35,643
Platform Specialty Products Corp. (a)	2,500	65,000
		314,651
Containers & Packaging - 2.3%
MeadWestvaco Corp.	1,670	73,764
Orora Ltd.	47,161	72,157
Owens-Illinois, Inc. (a)	2,620	67,517
		213,438
Metals & Mining - 0.8%
TimkenSteel Corp.	1,710	69,392
TOTAL MATERIALS		597,481
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
TW Telecom, Inc. (a)	1,799	76,961
UTILITIES - 0.5%
Gas Utilities - 0.5%
ONE Gas, Inc.	1,070	40,607
TOTAL COMMON STOCKS (Cost $8,879,940)		8,902,190
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.11% (b) (Cost $151,540)	151,540	151,540
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $9,031,480)		9,053,730
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(4,571)
NET ASSETS - 100%		$ 9,049,159
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 140
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,953,900	$ 1,953,900	$ -	$ -
Consumer Staples	397,520	397,520	-	-
Energy	327,501	327,501	-	-
Financials	1,228,972	1,228,972	-	-
Health Care	436,089	436,089	-	-
Industrials	2,040,379	1,967,773	72,606	-
Information Technology	1,802,780	1,802,780	-	-
Materials	597,481	525,324	72,157	-
Telecommunication Services	76,961	76,961	-	-
Utilities	40,607	40,607	-	-
Money Market Funds	151,540	151,540	-	-
Total Investments in Securities:	$ 9,053,730	$ 8,908,967	$ 144,763	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 192,177
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.9%
Germany	4.0%
Ireland	1.8%
Canada	1.7%
Australia	1.6%
United Kingdom	1.4%
Finland	1.1%
Bermuda	1.0%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,879,940)	$ 8,902,190
Fidelity Central Funds (cost $151,540)	151,540
Total Investments (cost $9,031,480)		$ 9,053,730
Cash		9,239
Receivable for investments sold		55,000
Receivable for fund shares sold		454
Dividends receivable		3,620
Distributions receivable from Fidelity Central Funds		15
Prepaid expenses		47,180
Receivable from investment adviser for expense reductions		9,376
Other receivables		167
Total assets		9,178,781

Liabilities
Payable for investments purchased	$ 33,186
Payable for fund shares redeemed	19,680
Accrued management fee	6,616
Distribution and service plan fees payable	3,380
Other affiliated payables	2,029
Other payables and accrued expenses	64,731
Total liabilities		129,622

Net Assets		$ 9,049,159
Net Assets consist of:
Paid in capital		$ 9,247,243
Accumulated net investment loss		(20,203)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(200,130)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		22,249
Net Assets		$ 9,049,159

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

October 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,117,562 ÷ 202,942 shares)	$ 10.43

Maximum offering price per share (100/94.25 of $10.43)	$ 11.07
Class T: Net Asset Value and redemption price per share ($2,294,496 ÷ 220,313 shares)	$ 10.41

Maximum offering price per share (100/96.50 of $10.41)	$ 10.79
Class C: Net Asset Value and offering price per share ($2,081,813 ÷ 200,506 shares)A	$ 10.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,555,288 ÷ 244,506 shares)	$ 10.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended October 31, 2014 (Unaudited)

Investment Income
Dividends		$ 70,493
Income from Fidelity Central Funds		140
Total income		70,633

Expenses
Management fee	$ 42,946
Transfer agent fees	9,134
Distribution and service plan fees	25,608
Accounting fees and expenses	1,965
Custodian fees and expenses	7,769
Independent trustees' compensation	20
Registration fees	53,481
Audit	18,257
Legal	10
Miscellaneous	7
Total expenses before reductions	159,197
Expense reductions	(68,385)	90,812
Net investment income (loss)		(20,179)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(135,048)
Foreign currency transactions	483
Total net realized gain (loss)		(134,565)
Change in net unrealized appreciation (depreciation) on: Investment securities	(51,152)
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		(51,149)
Net gain (loss)		(185,714)
Net increase (decrease) in net assets resulting from operations		$ (205,893)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (20,179)	$ 7,889
Net realized gain (loss)	(134,565)	74,569
Change in net unrealized appreciation (depreciation)	(51,149)	73,398
Net increase (decrease) in net assets resulting from operations	(205,893)	155,856
Distributions to shareholders from net investment income	(7,913)	-
Distributions to shareholders from net realized gain	(140,134)	-
Total distributions	(148,047)	-
Share transactions - net increase (decrease)	1,409,116	7,838,127
Total increase (decrease) in net assets	1,055,176	7,993,983

Net Assets
Beginning of period	7,993,983	-
End of period (including accumulated net investment loss of $20,203 and undistributed net investment income of $7,889, respectively)	$ 9,049,159	$ 7,993,983

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended October 31, 2014	Year ended April 30,
	(Unaudited)	2014 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.58	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.02 H
Net realized and unrealized gain (loss)	.05 M,O	.56 N
Total from investment operations	.04	.58
Distributions from net investment income	(.01)	-
Distributions from net realized gain	(.17)	-
Total distributions	(.19) K	-
Net asset value, end of period	$ 10.43	$ 10.58
Total ReturnB, C, D	.30% O	5.80% N
Ratios to Average Net Assets F, J
Expenses before reductions	2.89%A	4.76%A
Expenses net of fee waivers, if any	1.55%A	1.55%A
Expenses net of all reductions	1.55%A	1.55%A
Net investment income (loss)	(.15)%A	.59%A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,118	$ 1,389
Portfolio turnover rateG	148% A	57% L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects large, non-recurring dividends which amounted to $.03 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (.25)%.

I For the period December 12, 2013 (commencement of operations) to April 30, 2014.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Total distributions of $.19 per share is comprised of distributions from net investment income of $.014 and distributions from net realized gain of $.174 per share.

L Amount not annualized.

M The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

N Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 5.70%.

O Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been .22%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended October 31, 2014	Year ended April 30,
	(Unaudited)	2014 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.01 H
Net realized and unrealized gain (loss)	.05 M,O	.56 N
Total from investment operations	.03	.57
Distributions from net investment income	(.01)	-
Distributions from net realized gain	(.17)	-
Total distributions	(.19) K	-
Net asset value, end of period	$ 10.41	$ 10.57
Total ReturnB, C, D	.17% O	5.70% N
Ratios to Average Net Assets F, J
Expenses before reductions	3.18%A	4.95%A
Expenses net of fee waivers, if any	1.80%A	1.80%A
Expenses net of all reductions	1.79%A	1.80%A
Net investment income (loss)	(.39)%A	.34%A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,294	$ 1,631
Portfolio turnover rateG	148% A	57% L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects large, non-recurring dividends which amounted to $.03 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (.50)%.

I For the period December 12, 2013 (commencement of operations) to April 30, 2014.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Total distributions of $.19 per share is comprised of distributions from net investment income of $.011 and distributions from net realized gain of $.174 per share.

L Amount not annualized.

M The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

N Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 5.60%.

O Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been .09%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended October 31, 2014	Year ended April 30,
	(Unaudited)	2014 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.01) H
Net realized and unrealized gain (loss)	.05 M,O	.56 N
Total from investment operations	-	.55
Distributions from net realized gain	(.17)	-
Net asset value, end of period	$ 10.38	$ 10.55
Total ReturnB, C, D	(.05)% O	5.50% N
Ratios to Average Net Assets F, J
Expenses before reductions	3.68%A	5.38%A
Expenses net of fee waivers, if any	2.30%A	2.30%A
Expenses net of all reductions	2.30%A	2.30%A
Net investment income (loss)	(.90)%A	(.16)%A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,082	$ 3,011
Portfolio turnover rateG	148% A	57% L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects large, non-recurring dividends which amounted to $.03 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (1.00)%.

I For the period December 12, 2013 (commencement of operations) to April 30, 2014.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Amount not annualized.

M The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

N Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 5.40%.

O Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been (.13)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2014	Year ended April 30,
	(Unaudited)	2014 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.03 G
Net realized and unrealized gain (loss)	.05 L,N	.56 M
Total from investment operations	.06	.59
Distributions from net investment income	(.02)	-
Distributions from net realized gain	(.17)	-
Total distributions	(.20) J	-
Net asset value, end of period	$ 10.45	$ 10.59
Total ReturnB, C	.45% N	5.90%M
Ratios to Average Net Assets E, I
Expenses before reductions	2.58%A	4.50% A
Expenses net of fee waivers, if any	1.30%A	1.30% A
Expenses net of all reductions	1.29%A	1.30% A
Net investment income (loss)	.11% A	.84% A,G
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,555	$ 1,962
Portfolio turnover rateF	148% A	57% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects large, non-recurring dividends which amounted to $.03 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (.01)%.

H For the period December 12, 2013 (commencement of operations) to April 30, 2014.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.20 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.174 per share.

K Amount not annualized.

L The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

M Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 5.80%.

N Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been .37%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Event Driven Opportunities Fund (the Fund) is a non-diversified fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014 , including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 715,546
Gross unrealized depreciation	(888,318)
Net unrealized appreciation (depreciation) on securities	$ (172,772)

Tax cost	$ 9,226,502

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,337,807 and $7,213,383, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .10% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the Russell 3000 Index, over the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

same 36 month performance period. The Fund's performance adjustment will not take effect until December 1, 2014. Subsequent months will be added until the performance period includes 36 months. For the reporting period, the total annualized management fee rate was .85% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,605	$ 2,605
Class T	.25%	.25%	5,504	5,504
Class C	.75%	.25%	17,499	17,499
			$ 25,608	$ 25,608

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,789
Class T	673
Class C*	457
$ 4,919

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 2,138.21
Class T	2,154.20
Class C	3,247.19
Institutional Class	1,595.14
	$ 9,134

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $971 for the period.

Other. During the period, the investment adviser reimbursed the Fund $7,822 for an operational error which is included in Net Realized Gain (Loss) in the accompanying Statement of Operations.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.55%	$ 13,901
Class T	1.80%	15,210
Class C	2.30%	23,943
Institutional Class	1.30%	14,900
		$ 67,954

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $420 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $11.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2014	Year ended April 30, 2014 A
From net investment income
Class A	$ 1,990	$ -
Class T	2,020	-
Institutional Class	3,903	-
Total	$ 7,913	$ -
From net realized gain
Class A	$ 24,736	$ -
Class T	31,947	-
Class C	51,111	-
Institutional Class	32,340	-
Total	$ 140,134	$ -

A For the period December 12, 2013 (commencement of operations) to April 30, 2014

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2014	Year ended April 30, 2014A	Six months ended October 31, 2014	Year ended April 30, 2014A
Class A
Shares sold	121,886	131,986	$ 1,321,999	$ 1,364,746
Reinvestment of distributions	2,283	-	24,705	-
Shares redeemed	(52,477)	(736)	(525,439)	(7,809)
Net increase (decrease)	71,692	131,250	$ 821,265	$ 1,356,937
Class T
Shares sold	81,893	154,500	$ 881,710	$ 1,621,966
Reinvestment of distributions	3,142	-	33,967	-
Shares redeemed	(19,001)	(221)	(199,860)	(2,291)
Net increase (decrease)	66,034	154,279	$ 715,817	$ 1,619,675
Class C
Shares sold	122,584	287,641	$ 1,321,150	$ 3,003,500
Reinvestment of distributions	4,679	-	50,538	-
Shares redeemed	(212,040)	(2,358)	(2,162,319)	(25,282)
Net increase (decrease)	(84,777)	285,283	$ (790,631)	$ 2,978,218
Institutional Class
Shares sold	100,342	185,215	$ 1,085,262	$ 1,883,297
Reinvestment of distributions	3,246	-	35,156	-
Shares redeemed	(44,297)	-	(457,753)	-
Net increase (decrease)	59,291	185,215	$ 662,665	$ 1,883,297

A For the period December 12, 2013 (commencement of operations) to April 30, 2014.

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 29% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Event Driven Opportunities Fund

In connection with a separate internal corporate reorganization involving Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's subadvisory agreement with FMR Japan to reflect that, after this reorganization, Fidelity Management & Research (Japan) Limited will carry on the business of FMR Japan. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with the reorganization and that the same personnel and resources will be available to the fund with the new entity. After considering all of the factors it believed relevant, the Board concluded that the amended sub-advisory agreement should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

AEDO-USAN-1214
1.9585368.100

Fidelity®

Event Driven Opportunities

Fund

Semiannual Report

October 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Actual	1.16%	$ 1,000.00	$ 1,014.00	$ 5.89
HypotheticalA		$ 1,000.00	$ 1,019.36	$ 5.90

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
OSRAM Licht AG	4.0	0.9
Dean Foods Co.	2.6	2.5
Comverse, Inc.	2.6	1.7
Chico's FAS, Inc.	1.9	1.9
Sotheby's Class A (Ltd. vtg.)	1.5	2.5
ManTech International Corp. Class A	1.4	1.0
New Media Investment Group, Inc.	1.2	1.0
Valmet Corp.	1.1	1.0
FNF Group	1.1	0.0
Navient Corp.	1.0	0.0
	18.4
Top Five Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	22.0	12.9
Consumer Discretionary	21.2	31.1
Information Technology	19.6	21.8
Financials	13.5	10.7
Materials	6.6	4.3
Asset Allocation (% of fund's net assets)
As of October 31, 2014 *		As of April 30, 2014 **
	Stocks 96.8%		Stocks 99.4%
	Short-Term Investments and Net Other Assets (Liabilities) 3.2%		Short-Term Investments and Net Other Assets (Liabilities) 0.6%
* Foreign investments	14.9%	** Foreign investments	11.7%

Semiannual Report

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 21.2%
Auto Components - 0.7%
Fuel Systems Solutions, Inc. (a)	127,400	$ 1,175,902
Diversified Consumer Services - 2.4%
Apollo Education Group, Inc. Class A (non-vtg.) (a)	49,394	1,415,632
Sotheby's Class A (Ltd. vtg.)	63,329	2,511,628
		3,927,260
Hotels, Restaurants & Leisure - 3.4%
Bob Evans Farms, Inc.	28,000	1,367,800
Bravo Brio Restaurant Group, Inc. (a)	108,077	1,499,028
Darden Restaurants, Inc.	25,500	1,320,390
Life Time Fitness, Inc. (a)	26,800	1,494,636
		5,681,854
Internet & Catalog Retail - 1.3%
FTD Companies, Inc. (a)	29,497	1,037,704
Liberty TripAdvisor Holdings, Inc. (a)	36,700	1,158,986
		2,196,690
Media - 4.4%
Liberty Media Corp.:
Class A (a)	10,846	520,825
Class C (a)	21,692	1,039,698
New Media Investment Group, Inc. (d)	102,300	1,949,838
News Corp. Class A (a)	81,605	1,263,245
Time, Inc.	58,800	1,328,292
Tribune Publishing Co. (d)	66,900	1,275,114
		7,377,012
Multiline Retail - 0.4%
Big Lots, Inc.	13,016	594,180
Specialty Retail - 8.6%
Abercrombie & Fitch Co. Class A (d)	37,920	1,269,562
Chico's FAS, Inc.	212,905	3,210,607
CST Brands, Inc.	34,890	1,334,543
Destination XL Group, Inc. (a)	266,745	1,397,744
Groupe FNAC SA (a)	32,365	1,356,672
Murphy U.S.A., Inc. (a)	25,576	1,465,505
Office Depot, Inc. (a)	260,297	1,358,750
PetSmart, Inc.	20,700	1,497,645
Signet Jewelers Ltd.	12,100	1,452,121
		14,343,149
TOTAL CONSUMER DISCRETIONARY		35,296,047
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 4.3%
Food Products - 4.3%
Dean Foods Co. (d)	299,104	$ 4,399,820
Kraft Foods Group, Inc.	25,372	1,429,712
WhiteWave Foods Co. (a)	34,659	1,290,355
		7,119,887
ENERGY - 3.6%
Energy Equipment & Services - 2.1%
Paragon Offshore PLC (a)(d)	238,400	1,161,008
Rowan Companies PLC	47,000	1,140,690
Seventy Seven Energy, Inc. (a)	89,300	1,167,151
		3,468,849
Oil, Gas & Consumable Fuels - 1.5%
Bill Barrett Corp. (a)	37,900	576,080
Magnum Hunter Resources Corp. (a)(d)	123,600	573,504
The Williams Companies, Inc.	23,880	1,325,579
		2,475,163
TOTAL ENERGY		5,944,012
FINANCIALS - 13.5%
Banks - 1.6%
First Horizon National Corp.	115,494	1,485,253
Investors Bancorp, Inc.	110,400	1,186,800
		2,672,053
Capital Markets - 1.6%
Apollo Investment Corp.	4,800	39,600
Greenhill & Co., Inc.	28,200	1,269,000
NorthStar Asset Management Group, Inc.	78,100	1,415,172
		2,723,772
Consumer Finance - 1.8%
Encore Capital Group, Inc. (a)	30,559	1,390,740
Navient Corp.	85,000	1,681,300
		3,072,040
Diversified Financial Services - 0.8%
MSCI, Inc. Class A	28,909	1,348,894
Insurance - 1.1%
FNF Group	58,596	1,748,505
Real Estate Investment Trusts - 4.5%
Ashford Hospitality Prime, Inc.	34,069	590,416
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
CareTrust (REIT), Inc.	85,900	$ 1,334,027
CBS Outdoor Americas, Inc.	42,200	1,284,146
New Residential Investment Corp.	134,796	1,668,774
Starwood Waypoint Residential	51,700	1,353,506
Washington Prime Group, Inc.	73,100	1,288,753
		7,519,622
Real Estate Management & Development - 0.8%
Buwog-Gemeinnuetzige Wohnung	69,400	1,286,266
Thrifts & Mortgage Finance - 1.3%
Fannie Mae (a)	225,610	487,318
Fox Chase Bancorp, Inc.	72,247	1,183,406
Freddie Mac (a)	230,839	475,528
		2,146,252
TOTAL FINANCIALS		22,517,404
HEALTH CARE - 4.8%
Health Care Equipment & Supplies - 0.8%
Masimo Corp. (a)	55,400	1,398,296
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a)	81,700	1,120,924
Pharmaceuticals - 3.3%
AbbVie, Inc.	22,010	1,396,755
Allergan, Inc.	7,200	1,368,432
Mallinckrodt PLC (a)	14,292	1,317,437
Zoetis, Inc. Class A	35,368	1,314,275
		5,396,899
TOTAL HEALTH CARE		7,916,119
INDUSTRIALS - 22.0%
Aerospace & Defense - 1.7%
Triumph Group, Inc.	23,000	1,601,490
Vectrus, Inc. (a)	52,200	1,275,768
		2,877,258
Air Freight & Logistics - 0.9%
UTi Worldwide, Inc. (a)	132,600	1,449,318
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 1.5%
Allegion PLC	27,554	$ 1,462,842
Armstrong World Industries, Inc. (a)	23,300	1,128,186
		2,591,028
Commercial Services & Supplies - 6.6%
ADT Corp. (d)	44,414	1,591,798
Civeo Corp.	120,719	1,471,565
Clean Harbors, Inc. (a)	25,300	1,255,639
Matthews International Corp. Class A	30,100	1,387,008
Progressive Waste Solution Ltd. (Canada) (d)	49,984	1,459,983
R.R. Donnelley & Sons Co.	75,218	1,312,554
Recall Holdings Ltd.	250,370	1,284,232
The Brink's Co.	55,000	1,155,000
		10,917,779
Electrical Equipment - 6.4%
Babcock & Wilcox Co.	45,800	1,309,880
General Cable Corp.	88,900	1,259,713
OSRAM Licht AG (a)	190,313	6,668,197
PowerSecure International, Inc. (a)(d)	126,557	1,413,642
		10,651,432
Machinery - 3.4%
Allison Transmission Holdings, Inc.	43,449	1,411,224
Manitowoc Co., Inc.	53,000	1,104,520
SPX Corp.	14,123	1,338,719
Valmet Corp.	167,500	1,769,479
		5,623,942
Road & Rail - 0.7%
Hertz Global Holdings, Inc. (a)	54,800	1,201,216
Trading Companies & Distributors - 0.8%
Now, Inc. (d)	44,400	1,334,664
TOTAL INDUSTRIALS		36,646,637
INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 4.1%
EMCORE Corp. (a)	221,760	1,144,282
Emulex Corp. (a)	260,700	1,475,562
JDS Uniphase Corp. (a)	98,700	1,328,502
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc.	68,200	$ 1,436,974
Riverbed Technology, Inc. (a)	73,500	1,395,765
		6,781,085
Electronic Equipment & Components - 1.4%
Knowles Corp. (a)(d)	59,460	1,157,092
RealD, Inc. (a)	102,600	1,161,432
		2,318,524
Internet Software & Services - 1.5%
Rightside Group Ltd. (a)	121,000	1,145,870
XO Group, Inc. (a)	103,900	1,322,647
		2,468,517
IT Services - 4.3%
Blackhawk Network Holdings, Inc. (a)	39,900	1,332,660
ManTech International Corp. Class A	80,800	2,275,328
PRG-Schultz International, Inc. (a)	184,836	977,782
Science Applications International Corp.	28,549	1,396,332
ServiceSource International, Inc. (a)(d)	310,200	1,184,964
		7,167,066
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)(d)	408,445	1,143,646
Micrel, Inc.	115,200	1,398,528
Tessera Technologies, Inc.	46,404	1,410,218
		3,952,392
Software - 4.3%
CDK Global, Inc. (a)	41,600	1,397,760
Compuware Corp.	131,756	1,337,323
Comverse, Inc. (a)	200,573	4,372,491
Covisint Corp. (a)	18,479	53,404
		7,160,978
Technology Hardware, Storage & Peripherals - 1.6%
Intevac, Inc. (a)	167,800	1,241,720
Quantum Corp. (a)(d)	1,148,578	1,470,180
		2,711,900
TOTAL INFORMATION TECHNOLOGY		32,560,462
Common Stocks - continued
	Shares	Value
MATERIALS - 6.6%
Chemicals - 3.5%
Agrium, Inc.	13,100	$ 1,281,697
Air Products & Chemicals, Inc.	9,912	1,334,750
Ashland, Inc.	12,488	1,349,578
Intrepid Potash, Inc. (a)(d)	46,800	629,460
Platform Specialty Products Corp. (a)	45,800	1,190,800
		5,786,285
Containers & Packaging - 2.4%
MeadWestvaco Corp.	31,200	1,378,104
Orora Ltd.	864,140	1,322,149
Owens-Illinois, Inc. (a)	49,100	1,265,307
		3,965,560
Metals & Mining - 0.7%
TimkenSteel Corp.	29,200	1,184,936
TOTAL MATERIALS		10,936,781
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
TW Telecom, Inc. (a)	32,139	1,374,906
UTILITIES - 0.4%
Gas Utilities - 0.4%
ONE Gas, Inc.	18,600	705,870
TOTAL COMMON STOCKS (Cost $165,402,237)		161,018,125
Money Market Funds - 11.4%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	5,422,260	$ 5,422,260
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	13,589,539	13,589,539
TOTAL MONEY MARKET FUNDS (Cost $19,011,799)		19,011,799
TOTAL INVESTMENT PORTFOLIO - 108.2% (Cost $184,414,036)		180,029,924
NET OTHER ASSETS (LIABILITIES) - (8.2)%		(13,572,125)
NET ASSETS - 100%		$ 166,457,799
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,946
Fidelity Securities Lending Cash Central Fund	22,543
Total	$ 24,489
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 35,296,047	$ 35,296,047	$ -	$ -
Consumer Staples	7,119,887	7,119,887	-	-
Energy	5,944,012	5,944,012	-	-
Financials	22,517,404	22,517,404	-	-
Health Care	7,916,119	7,916,119	-	-
Industrials	36,646,637	35,362,405	1,284,232	-
Information Technology	32,560,462	32,560,462	-	-
Materials	10,936,781	9,614,632	1,322,149	-
Telecommunication Services	1,374,906	1,374,906	-	-
Utilities	705,870	705,870	-	-
Money Market Funds	19,011,799	19,011,799	-	-
Total Investments in Securities:	$ 180,029,924	$ 177,423,543	$ 2,606,381	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.1%
Germany	4.0%
Ireland	1.7%
Canada	1.7%
Australia	1.6%
United Kingdom	1.4%
Finland	1.1%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,420,497) - See accompanying schedule: Unaffiliated issuers (cost $165,402,237)	$ 161,018,125
Fidelity Central Funds (cost $19,011,799)	19,011,799
Total Investments (cost $184,414,036)		$ 180,029,924
Receivable for investments sold		991,010
Receivable for fund shares sold		90,122
Dividends receivable		60,938
Distributions receivable from Fidelity Central Funds		6,766
Prepaid expenses		17,374
Other receivables		1,265
Total assets		181,197,398

Liabilities
Payable for investments purchased	$ 587,569
Payable for fund shares redeemed	349,631
Accrued management fee	114,892
Other affiliated payables	56,567
Other payables and accrued expenses	41,401
Collateral on securities loaned, at value	13,589,539
Total liabilities		14,739,599

Net Assets		$ 166,457,799
Net Assets consist of:
Paid in capital		$ 172,107,554
Undistributed net investment income		163,218
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,427,839)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(4,385,134)
Net Assets, for 15,759,060 shares outstanding		$ 166,457,799
Net Asset Value, offering price and redemption price per share ($166,457,799 ÷ 15,759,060 shares)		$ 10.56

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended October 31, 2014 (Unaudited)

Investment Income
Dividends		$ 933,520
Income from Fidelity Central Funds		24,489
Total income		958,009

Expenses
Management fee	$ 574,896
Transfer agent fees	119,345
Accounting and security lending fees	26,824
Custodian fees and expenses	16,563
Independent trustees' compensation	231
Registration fees	33,284
Audit	16,589
Legal	90
Miscellaneous	79
Total expenses before reductions	787,901
Expense reductions	(3,200)	784,701
Net investment income (loss)		173,308
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(958,151)
Foreign currency transactions	6,306
Futures contracts	(21,782)
Total net realized gain (loss)		(973,627)
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,572,191)
Assets and liabilities in foreign currencies	(988)
Total change in net unrealized appreciation (depreciation)		(4,573,179)
Net gain (loss)		(5,546,806)
Net increase (decrease) in net assets resulting from operations		$ (5,373,498)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 173,308	$ 113,640
Net realized gain (loss)	(973,627)	372,297
Change in net unrealized appreciation (depreciation)	(4,573,179)	188,045
Net increase (decrease) in net assets resulting from operations	(5,373,498)	673,982
Distributions to shareholders from net investment income	(109,816)	(13,914)
Distributions to shareholders from net realized gain	(826,509)	-
Total distributions	(936,325)	(13,914)
Share transactions Proceeds from sales of shares	152,178,081	63,919,219
Reinvestment of distributions	883,436	13,095
Cost of shares redeemed	(40,865,573)	(4,020,704)
Net increase (decrease) in net assets resulting from share transactions	112,195,944	59,911,610
Total increase (decrease) in net assets	105,886,121	60,571,678

Net Assets
Beginning of period	60,571,678	-
End of period (including undistributed net investment income of $163,218 and undistributed net investment income of $99,726, respectively)	$ 166,457,799	$ 60,571,678
Other Information Shares
Sold	13,826,913	6,112,213
Issued in reinvestment of distributions	81,573	1,275
Redeemed	(3,879,334)	(383,580)
Net increase (decrease)	10,029,152	5,729,908

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.03 G
Net realized and unrealized gain (loss)	.14 H, M	.55 K
Total from investment operations	.15	.58
Distributions from net investment income	(.02)	(.01)
Distributions from net realized gain	(.14)	-
Total distributions	(.16)	(.01)
Net asset value, end of period	$ 10.56	$ 10.57
Total Return B, C	1.40% M	5.77% K
Ratios to Average Net Assets E,J
Expenses before reductions	1.16% A	1.52% A
Expenses net of fee waivers, if any	1.16% A	1.30% A
Expenses net of all reductions	1.15% A	1.30% A
Net investment income (loss)	.26% A	.82% A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 166,458	$ 60,572
Portfolio turnover rate F	109% A	56% L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .28%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period December 12, 2013 (commencement of operations) to April 30, 2014.

J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

K Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 5.67%.

L Amount not annualized

M Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.32%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2014 (Unaudited)

1. Organization.

Fidelity Event Driven Opportunities Fund (the Fund) is a non-diversified fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,781,456
Gross unrealized depreciation	(15,720,658)
Net unrealized appreciation (depreciation) on securities	$ (5,939,202)
Tax cost	$ 185,969,126

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period.

During the period the Fund recognized net realized gain (loss) of $(21,782) related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $176,158,250 and $69,731,956, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .10% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. The Fund's performance adjustment will not take effect until December 1, 2014. Subsequent months will be added until the performance period includes 36 months. For the reporting period, the total annualized management fee rate was .85% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11,683 for the period.

Other. During the period, the investment adviser reimbursed the Fund $104,566 for an operational error which is included in Net Realized Gain (Loss) in the accompanying Statement of Operations.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $81 and is reflected in Miscellaneous expenses on the Statement of Operations.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any

Semiannual Report

8. Security Lending - continued

additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $22,543. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,135 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $43.

In addition, the investment adviser reimbursed a portion of the Fund's operating expense during the period in the amount of $22.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Event Driven Opportunities Fund

In connection with a separate internal corporate reorganization involving Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's subadvisory agreement with FMR Japan to reflect that, after this reorganization, Fidelity Management & Research (Japan) Limited will carry on the business of FMR Japan. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with the reorganization and that the same personnel and resources will be available to the fund with the new entity.  After considering all of the factors it believed relevant, the Board concluded that the amended sub-advisory agreement should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EDO-USAN-1214
1.9585358.100

Fidelity®

Large Cap Stock

Fund

Semiannual Report

October 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Actual	.88%	$ 1,000.00	$ 1,073.90	$ 4.60
Hypothetical A		$ 1,000.00	$ 1,020.77	$ 4.48

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.0	3.8
Apple, Inc.	3.7	3.5
General Electric Co.	2.7	2.4
Microsoft Corp.	2.6	2.6
Citigroup, Inc.	2.3	2.2
Bank of America Corp.	2.2	1.7
Target Corp.	2.1	2.0
Verizon Communications, Inc.	1.9	1.8
Chevron Corp.	1.8	2.0
Comcast Corp. Class A (special) (non-vtg.)	1.8	1.7
	25.1
Top Five Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.3	20.2
Financials	20.5	19.3
Health Care	11.9	13.6
Industrials	11.4	9.9
Energy	10.3	11.5
Asset Allocation (% of fund's net assets)
As of October 31, 2014*		As of April 30, 2014**
	Stocks 99.4%		Stocks 97.7%
	Convertible Securities 0.0%†		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 0.6%		Short-Term Investments and Net Other Assets (Liabilities) 2.2%
* Foreign investments	11.5%	** Foreign investments	12.8%

† Amount represents less than 0.1%.

Semiannual Report

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.0%
Auto Components - 0.0%
BorgWarner, Inc.	17,100	$ 975
Diversified Consumer Services - 0.3%
H&R Block, Inc.	294,183	9,505
Hotels, Restaurants & Leisure - 1.1%
Darden Restaurants, Inc.	58,300	3,019
Las Vegas Sands Corp.	131,600	8,193
Yum! Brands, Inc.	333,588	23,962
		35,174
Household Durables - 0.1%
Taylor Morrison Home Corp. (a)	144,400	2,489
Leisure Products - 0.1%
NJOY, Inc. (a)(e)	195,178	1,575
Media - 3.6%
Comcast Corp. Class A (special) (non-vtg.)	1,008,613	55,615
Sinclair Broadcast Group, Inc. Class A (d)	239,800	6,966
Starz Series A (a)	183,300	5,664
Time Warner, Inc.	461,341	36,663
Viacom, Inc. Class B (non-vtg.)	128,000	9,303
		114,211
Multiline Retail - 2.2%
Dollar General Corp. (a)	74,100	4,644
Target Corp.	1,066,919	65,957
		70,601
Specialty Retail - 1.6%
Lowe's Companies, Inc.	730,770	41,800
Sally Beauty Holdings, Inc. (a)	200,800	5,885
Staples, Inc.	201,275	2,552
		50,237
TOTAL CONSUMER DISCRETIONARY		284,767
CONSUMER STAPLES - 10.0%
Beverages - 2.7%
Diageo PLC	513,769	15,152
Monster Beverage Corp. (a)	48,414	4,884
PepsiCo, Inc.	122,456	11,777
SABMiller PLC	215,818	12,170
The Coca-Cola Co.	1,006,875	42,168
		86,151
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.3%
CVS Health Corp.	194,689	$ 16,706
Walgreen Co.	281,395	18,071
Whole Foods Market, Inc.	125,200	4,924
		39,701
Food Products - 0.3%
Kellogg Co.	153,333	9,807
Household Products - 1.7%
Procter & Gamble Co.	609,668	53,206
Tobacco - 4.0%
British American Tobacco PLC sponsored ADR	333,109	37,828
Lorillard, Inc.	627,390	38,584
Philip Morris International, Inc.	344,034	30,622
Reynolds American, Inc.	299,500	18,842
		125,876
TOTAL CONSUMER STAPLES		314,741
ENERGY - 10.3%
Energy Equipment & Services - 1.6%
Cameron International Corp. (a)	72,175	4,298
Ensco PLC Class A	236,950	9,618
Halliburton Co.	52,900	2,917
National Oilwell Varco, Inc.	127,518	9,263
Oceaneering International, Inc.	154,300	10,843
Schlumberger Ltd.	137,545	13,570
		50,509
Oil, Gas & Consumable Fuels - 8.7%
Amyris, Inc. (a)(d)	1,821,361	5,501
Anadarko Petroleum Corp.	53,900	4,947
Apache Corp.	365,940	28,251
BG Group PLC	1,884,191	31,402
Canadian Natural Resources Ltd.	438,400	15,299
Chevron Corp.	478,857	57,439
Exxon Mobil Corp.	98,752	9,550
Imperial Oil Ltd.	392,200	18,871
Kinder Morgan Holding Co. LLC	163,700	6,335
Markwest Energy Partners LP	130,400	9,135
Occidental Petroleum Corp.	65,825	5,854
Peabody Energy Corp.	440,668	4,596
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	1,467,900	$ 52,123
The Williams Companies, Inc.	455,125	25,264
		274,567
TOTAL ENERGY		325,076
FINANCIALS - 20.5%
Banks - 11.9%
Bank of America Corp.	4,013,150	68,866
Citigroup, Inc.	1,359,558	72,777
JPMorgan Chase & Co.	2,050,071	123,989
PNC Financial Services Group, Inc.	122,620	10,593
Standard Chartered PLC (United Kingdom)	1,403,503	21,096
SunTrust Banks, Inc.	657,492	25,734
U.S. Bancorp	436,485	18,594
Wells Fargo & Co.	590,050	31,326
		372,975
Capital Markets - 4.5%
BlackRock, Inc. Class A	12,300	4,196
Charles Schwab Corp.	748,886	21,471
E*TRADE Financial Corp. (a)	264,700	5,903
FXCM, Inc. Class A	139,000	2,288
Goldman Sachs Group, Inc.	15,700	2,983
KKR & Co. LP	449,015	9,681
Morgan Stanley	838,907	29,320
Northern Trust Corp.	234,506	15,548
State Street Corp.	577,442	43,574
The Blackstone Group LP	261,900	7,888
		142,852
Diversified Financial Services - 0.3%
IntercontinentalExchange Group, Inc.	33,300	6,936
KKR Renaissance Co-Invest LP unit (a)(e)	20,500	3,482
		10,418
Insurance - 2.4%
American International Group, Inc.	385,343	20,643
Genworth Financial, Inc. Class A (a)	786,149	10,998
Lincoln National Corp.	189,764	10,391
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	539,610	$ 29,268
Principal Financial Group, Inc.	78,900	4,132
		75,432
Real Estate Management & Development - 0.2%
Realogy Holdings Corp. (a)	146,400	6,004
Thrifts & Mortgage Finance - 1.2%
MGIC Investment Corp. (a)	827,992	7,386
Radian Group, Inc. (d)	1,758,490	29,631
		37,017
TOTAL FINANCIALS		644,698
HEALTH CARE - 11.9%
Biotechnology - 3.4%
Alnylam Pharmaceuticals, Inc. (a)	35,300	3,274
Amgen, Inc.	238,903	38,745
BioCryst Pharmaceuticals, Inc. (a)	304,300	3,566
Biogen Idec, Inc. (a)	14,300	4,591
Clovis Oncology, Inc. (a)	222,940	13,301
Discovery Laboratories, Inc. (a)	638,886	1,169
Insmed, Inc. (a)	89,044	1,264
Intercept Pharmaceuticals, Inc. (a)	118,748	30,683
MEI Pharma, Inc. (a)	815,334	6,563
Synageva BioPharma Corp. (a)	25,456	1,928
XOMA Corp. (a)	429,000	1,840
		106,924
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	218,875	9,541
Alere, Inc. (a)	941,250	37,622
Boston Scientific Corp. (a)	2,167,227	28,781
St. Jude Medical, Inc.	56,400	3,619
Zimmer Holdings, Inc.	67,400	7,498
		87,061
Health Care Providers & Services - 2.2%
Catamaran Corp. (a)	117,700	5,608
China Cord Blood Corp. (a)	319,800	1,628
Community Health Systems, Inc. (a)	130,700	7,185
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts Holding Co. (a)	309,967	$ 23,812
McKesson Corp.	144,404	29,373
		67,606
Pharmaceuticals - 3.5%
Actavis PLC (a)	53,913	13,087
GlaxoSmithKline PLC sponsored ADR	749,511	34,095
Jazz Pharmaceuticals PLC (a)	54,493	9,201
Johnson & Johnson	118,810	12,805
Novartis AG sponsored ADR	79,731	7,390
Teva Pharmaceutical Industries Ltd. sponsored ADR	470,701	26,580
TherapeuticsMD, Inc. (a)	345,002	1,532
Theravance, Inc.	152,200	2,438
XenoPort, Inc. (a)	618,617	4,194
		111,322
TOTAL HEALTH CARE		372,913
INDUSTRIALS - 11.4%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	48,520	4,664
KEYW Holding Corp. (a)	194,518	1,974
Rolls-Royce Group PLC	301,700	4,069
The Boeing Co.	192,237	24,012
United Technologies Corp.	93,578	10,013
		44,732
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	91,242	6,315
FedEx Corp.	126,800	21,226
Hub Group, Inc. Class A (a)	118,000	4,282
United Parcel Service, Inc. Class B	307,675	32,278
		64,101
Building Products - 0.1%
Lennox International, Inc.	33,400	2,970
Commercial Services & Supplies - 0.5%
ADT Corp. (d)	463,485	16,611
Electrical Equipment - 0.5%
AMETEK, Inc.	102,570	5,349
Hubbell, Inc. Class B	47,800	5,421
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
OSRAM Licht AG (a)	50,042	$ 1,753
Vestas Wind Systems A/S (a)	73,000	2,443
		14,966
Industrial Conglomerates - 3.1%
Danaher Corp.	136,192	10,950
General Electric Co.	3,346,903	86,384
		97,334
Machinery - 0.9%
Cummins, Inc.	21,700	3,172
Deere & Co.	101,600	8,691
Ingersoll-Rand PLC	100,471	6,291
Joy Global, Inc.	55,500	2,921
Manitowoc Co., Inc.	67,000	1,396
Valmont Industries, Inc.	39,504	5,379
WABCO Holdings, Inc. (a)	9,800	954
		28,804
Professional Services - 0.8%
Acacia Research Corp. (d)	541,213	9,742
Bureau Veritas SA	222,891	5,511
Exova Group Ltd. PLC (a)	289,872	787
Verisk Analytics, Inc. (a)	133,030	8,294
		24,334
Road & Rail - 2.1%
CSX Corp.	964,999	34,383
J.B. Hunt Transport Services, Inc.	151,100	12,053
Kansas City Southern	49,600	6,090
Norfolk Southern Corp.	105,042	11,622
		64,148
TOTAL INDUSTRIALS		358,000
INFORMATION TECHNOLOGY - 21.3%
Communications Equipment - 2.3%
Cisco Systems, Inc.	1,806,161	44,197
QUALCOMM, Inc.	350,650	27,530
		71,727
Internet Software & Services - 3.9%
Cornerstone OnDemand, Inc. (a)	153,800	5,578
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc.:
Class A (a)	82,587	$ 46,899
Class C (a)	65,787	36,780
Yahoo!, Inc. (a)	716,150	32,979
		122,236
IT Services - 4.6%
Cognizant Technology Solutions Corp. Class A (a)	392,816	19,189
Fidelity National Information Services, Inc.	104,576	6,106
IBM Corp.	95,169	15,646
MasterCard, Inc. Class A	345,400	28,927
Paychex, Inc.	508,339	23,861
Quindell PLC	829,124	1,777
The Western Union Co.	203,565	3,452
Unisys Corp. (a)	549,795	14,097
Visa, Inc. Class A	137,470	33,189
		146,244
Semiconductors & Semiconductor Equipment - 2.0%
Applied Materials, Inc.	989,821	21,865
Broadcom Corp. Class A	934,160	39,123
Xilinx, Inc.	72,600	3,229
		64,217
Software - 4.4%
Adobe Systems, Inc. (a)	159,890	11,211
Autodesk, Inc. (a)	137,069	7,887
Imperva, Inc. (a)	49,500	2,028
Intuit, Inc.	16,100	1,417
Microsoft Corp.	1,751,696	82,242
Oracle Corp.	436,639	17,051
Parametric Technology Corp. (a)	170,796	6,516
salesforce.com, Inc. (a)	149,500	9,567
		137,919
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	1,074,029	115,995
EMC Corp.	97,997	2,815
First Data Holdings, Inc. Class B (e)	1,961,398	7,846
Samsung Electronics Co. Ltd.	1,965	2,275
		128,931
TOTAL INFORMATION TECHNOLOGY		671,274
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.1%
Chemicals - 2.4%
Airgas, Inc.	137,063	$ 15,288
Balchem Corp.	27,000	1,747
E.I. du Pont de Nemours & Co.	111,638	7,720
FMC Corp.	168,000	9,635
Intrepid Potash, Inc. (a)(d)	200,105	2,691
Monsanto Co.	242,973	27,952
Potash Corp. of Saskatchewan, Inc. (d)	150,200	5,127
Syngenta AG (Switzerland)	23,784	7,355
		77,515
Metals & Mining - 0.7%
Freeport-McMoRan, Inc.	627,000	17,870
U.S. Silica Holdings, Inc.	69,300	3,112
		20,982
TOTAL MATERIALS		98,497
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
Verizon Communications, Inc.	1,162,700	58,426
TOTAL COMMON STOCKS (Cost $2,503,937)		3,128,392
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc.:
Series C (a)(e)	49,302	398
Series D (e)	23,907	193
		591
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC	27,153,000	43
TOTAL PREFERRED STOCKS (Cost $848)		634
Convertible Bonds - 0.0%
	Principal Amount (000s)	Value (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc.:
3% 2/27/17	$ 395	$ 331
5% 10/15/18 (e)	923	730
		1,061
TOTAL CONVERTIBLE BONDS (Cost $1,318)		1,061
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	23,339,898	23,340
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	25,235,806	25,236
TOTAL MONEY MARKET FUNDS (Cost $48,576)		48,576
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $2,554,679)		3,178,663
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(32,414)
NET ASSETS - 100%		$ 3,146,249
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,223,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 5% 10/15/18	10/16/13 - 4/15/14	$ 923
First Data Holdings, Inc. Class B	6/26/14	$ 7,846
KKR Renaissance Co-Invest LP unit	7/25/13	$ 2,163
NJOY, Inc.	9/11/13 - 10/24/13	$ 1,577
NJOY, Inc. Series C	6/7/13	$ 399
NJOY, Inc. Series D	2/14/14	$ 405
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 25
Fidelity Securities Lending Cash Central Fund	640
Total	$ 665
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 285,358	$ 283,192	$ -	$ 2,166
Consumer Staples	314,741	299,589	15,152	-
Energy	325,076	293,674	31,402	-
Financials	644,698	641,216	-	3,482
Health Care	372,913	372,913	-	-
Industrials	358,043	358,043	-	-
Information Technology	671,274	663,428	-	7,846
Materials	98,497	91,142	7,355	-
Telecommunication Services	58,426	58,426	-	-
Corporate Bonds	1,061	-	1,061	-
Money Market Funds	48,576	48,576	-	-
Total Investments in Securities:	$ 3,178,663	$ 3,110,199	$ 54,970	$ 13,494
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.5%
United Kingdom	5.4%
Canada	3.1%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $25,081) - See accompanying schedule: Unaffiliated issuers (cost $2,506,103)	$ 3,130,087
Fidelity Central Funds (cost $48,576)	48,576
Total Investments (cost $2,554,679)		$ 3,178,663
Receivable for investments sold		6,729
Receivable for fund shares sold		6,454
Dividends receivable		2,882
Interest receivable		28
Distributions receivable from Fidelity Central Funds		69
Prepaid expenses		11
Other receivables		6
Total assets		3,194,842

Liabilities
Payable for investments purchased	$ 17,787
Payable for fund shares redeemed	3,332
Accrued management fee	1,649
Other affiliated payables	537
Other payables and accrued expenses	52
Collateral on securities loaned, at value	25,236
Total liabilities		48,593

Net Assets		$ 3,146,249
Net Assets consist of:
Paid in capital		$ 2,381,792
Undistributed net investment income		16,319
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		124,158
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		623,980
Net Assets, for 109,265 shares outstanding		$ 3,146,249
Net Asset Value, offering price and redemption price per share ($3,146,249 ÷ 109,265 shares)		$ 28.79

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended October 31, 2014 (Unaudited)

Investment Income
Dividends		$ 28,633
Interest		30
Income from Fidelity Central Funds		665
Total income		29,328

Expenses
Management fee Basic fee	$ 8,097
Performance adjustment	1,533
Transfer agent fees	2,775
Accounting and security lending fees	437
Custodian fees and expenses	54
Independent trustees' compensation	6
Registration fees	81
Audit	27
Legal	5
Miscellaneous	8
Total expenses before reductions	13,023
Expense reductions	(17)	13,006
Net investment income (loss)		16,322
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	69,023
Foreign currency transactions	(1)
Redemption in-kind with affiliated entities	63,609
Total net realized gain (loss)		132,631
Change in net unrealized appreciation (depreciation) on: Investment securities	66,750
Assets and liabilities in foreign currencies	(5)
Total change in net unrealized appreciation (depreciation)		66,745
Net gain (loss)		199,376
Net increase (decrease) in net assets resulting from operations		$ 215,698

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,322	$ 22,590
Net realized gain (loss)	132,631	129,835
Change in net unrealized appreciation (depreciation)	66,745	284,086
Net increase (decrease) in net assets resulting from operations	215,698	436,511
Distributions to shareholders from net investment income	(9,616)	(16,216)
Distributions to shareholders from net realized gain	(93,344)	(69,271)
Total distributions	(102,960)	(85,487)
Share transactions Proceeds from sales of shares	707,749	1,311,701
Reinvestment of distributions	100,027	83,435
Cost of shares redeemed	(570,056)	(438,710)
Net increase (decrease) in net assets resulting from share transactions	237,720	956,426
Total increase (decrease) in net assets	350,458	1,307,450

Net Assets
Beginning of period	2,795,791	1,488,341
End of period (including undistributed net investment income of $16,319 and undistributed net investment income of $9,613, respectively)	$ 3,146,249	$ 2,795,791
Other Information Shares
Sold	25,293	50,053
Issued in reinvestment of distributions	3,598	3,338
Redeemed	(20,346)	(16,909)
Net increase (decrease)	8,545	36,482

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 27.76	$ 23.17	$ 19.55	$ 19.10	$ 16.55	$ 11.06
Income from Investment Operations
Net investment income (loss) D	.16	.28	.25	.16	.11	.05
Net realized and unrealized gain (loss)	1.86	5.48	3.58	.46	2.55	5.52
Total from investment operations	2.02	5.76	3.83	.62	2.66	5.57
Distributions from net investment income	(.09)	(.21)	(.20)	(.15)	(.09)	(.08)
Distributions from net realized gain	(.89)	(.96)	(.01)	(.03)	(.02)	-
Total distributions	(.99) J	(1.17)	(.21)	(.17) I	(.11)	(.08)
Net asset value, end of period	$ 28.79	$ 27.76	$ 23.17	$ 19.55	$ 19.10	$ 16.55
Total ReturnB, C	7.39%	25.53%	19.74%	3.40%	16.14%	50.48%
Ratios to Average Net AssetsE,G
Expenses before reductions	.88%A	.88%	.85%	1.03%	.94%	1.04%
Expenses net of fee waivers, if any	.88%A	.88%	.85%	1.03%	.94%	1.04%
Expenses net of all reductions	.88%A	.88%	.84%	1.02%	.93%	1.02%
Net investment income (loss)	1.11% A	1.08%	1.21%	.88%	.66%	.32%
Supplemental Data
Net assets, end of period (in millions)	$ 3,146	$ 2,796	$ 1,488	$ 951	$ 1,059	$ 1,088
Portfolio turnover rateF	34% A, H	31%	53%	64%	108%	186%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.027 per share.

J Total distributions of $.99 per share is comprised of distributions from net investment income of $.092 and distributions from net realized gain of $.893 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Large Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 679,133
Gross unrealized depreciation	(62,491)
Net unrealized appreciation (depreciation) on securities	$ 616,642

Tax cost	$ 2,562,021

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $865,790 and $499,578, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5 for the period.

Redemptions In-Kind. During the period, 6,064 shares of the Fund held by affiliated entities were redeemed for cash and investments with a value of $170,038. The net realized gain of $63,609 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $640. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Large Cap Stock Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Large Cap Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research

(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

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(8 a.m. - 9 p.m.)

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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

LCS-USAN-1214
1.784861.111

Fidelity®

Mid-Cap Stock

Fund -
Class K

Semiannual Report

October 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Mid-Cap Stock	.75%
Actual		$ 1,000.00	$ 1,036.20	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Class K	.63%
Actual		$ 1,000.00	$ 1,036.40	$ 3.23
HypotheticalA		$ 1,000.00	$ 1,022.03	$ 3.21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
United Rentals, Inc.	1.8	1.6
Henry Schein, Inc.	1.4	1.4
Edwards Lifesciences Corp.	1.4	1.1
SL Green Realty Corp.	1.2	1.2
Oceaneering International, Inc.	1.2	1.3
The Cooper Companies, Inc.	1.2	1.0
Kansas City Southern	1.1	1.0
Gartner, Inc. Class A	1.1	1.1
Under Armour, Inc. Class A (sub. vtg.)	1.1	0.8
Essex Property Trust, Inc.	1.1	0.9
	12.6
Top Five Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.4	16.7
Industrials	15.2	16.5
Information Technology	15.1	15.5
Consumer Discretionary	13.7	13.7
Health Care	13.5	13.0
Asset Allocation (% of fund's net assets)
As of October 31, 2014 *		As of April 30, 2014 **
	Stocks 92.3%		Stocks 95.2%
	Other 0.0%		Other 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 7.7%		Short-Term Investments and Net Other Assets (Liabilities) 4.5%
* Foreign investments	7.8%	** Foreign investments	9.3%

Semiannual Report

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.2%
Tenneco, Inc. (a)	372,700	$ 19,515
Automobiles - 0.6%
Harley-Davidson, Inc.	537,400	35,307
Tesla Motors, Inc. (a)	89,630	21,664
		56,971
Distributors - 0.4%
Pool Corp.	628,500	37,521
Diversified Consumer Services - 0.3%
H&R Block, Inc.	1,000,000	32,310
Hotels, Restaurants & Leisure - 1.9%
ARAMARK Holdings Corp.	850,000	23,724
Domino's Pizza, Inc.	813,300	72,213
Jubilant Foodworks Ltd. (a)	363,875	7,452
Panera Bread Co. Class A (a)	200,000	32,328
Wyndham Worldwide Corp.	376,300	29,227
Zoe's Kitchen, Inc. (d)	286,100	10,431
		175,375
Household Durables - 2.7%
D.R. Horton, Inc.	1,492,933	34,024
Lennar Corp. Class A	447,600	19,283
NVR, Inc. (a)	56,900	69,849
Toll Brothers, Inc. (a)	1,212,187	38,729
Tupperware Brands Corp.	1,374,900	87,650
		249,535
Internet & Catalog Retail - 0.6%
Liberty Interactive Corp. Series A (a)	825,000	21,566
Wayfair LLC Class B (e)	560,451	12,661
Wayfair, Inc. (e)	22,600	567
zulily, Inc. Class A (d)	450,000	16,371
		51,165
Leisure Products - 0.7%
Brunswick Corp.	675,000	31,590
New Academy Holding Co. LLC unit (a)(f)(g)	294,000	35,330
		66,920
Media - 0.9%
Discovery Communications, Inc.:
Class A (a)	542,800	19,188
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Discovery Communications, Inc.: - continued
Class C (non-vtg.) (a)	542,800	$ 18,993
Scripps Networks Interactive, Inc. Class A	520,200	40,180
		78,361
Specialty Retail - 2.7%
Cabela's, Inc. Class A (a)(d)	795,700	38,210
GameStop Corp. Class A	370,500	15,843
PT ACE Hardware Indonesia Tbk	259,254,600	17,401
Ross Stores, Inc.	324,500	26,194
Sally Beauty Holdings, Inc. (a)	1,274,000	37,341
Tractor Supply Co.	994,000	72,781
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	227,000	27,424
World Duty Free SpA (a)	1,641,759	13,898
		249,092
Textiles, Apparel & Luxury Goods - 2.7%
Brunello Cucinelli SpA	2,172,700	43,945
Hanesbrands, Inc.	742,200	78,384
PVH Corp.	216,800	24,791
Under Armour, Inc. Class A (sub. vtg.) (a)	1,521,400	99,773
		246,893
TOTAL CONSUMER DISCRETIONARY		1,263,658
CONSUMER STAPLES - 6.5%
Beverages - 1.1%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,053,900	96,474
Food & Staples Retailing - 1.2%
Masan Consumer Corp. unit (a)(f)(g)	125,000	11,875
Safeway, Inc.	1,161,700	40,497
Tesco PLC	5,000,000	13,880
United Natural Foods, Inc. (a)	591,826	40,256
		106,508
Food Products - 3.2%
Amira Nature Foods Ltd. (a)(d)	1,292,956	22,510
Ingredion, Inc.	974,800	75,303
Mead Johnson Nutrition Co. Class A	942,700	93,620
The Hershey Co.	339,600	32,571
WhiteWave Foods Co. (a)	1,989,000	74,050
		298,054
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 1.0%
Church & Dwight Co., Inc.	1,312,500	$ 95,038
TOTAL CONSUMER STAPLES		596,074
ENERGY - 5.9%
Energy Equipment & Services - 1.8%
Helmerich & Payne, Inc.	454,000	39,416
Oceaneering International, Inc.	1,611,800	113,261
Odfjell Drilling A/S	4,215,583	12,437
		165,114
Oil, Gas & Consumable Fuels - 4.1%
Antero Resources Corp. (d)	737,500	38,675
Cabot Oil & Gas Corp.	1,886,400	58,667
Cimarex Energy Co.	737,000	83,775
Golar LNG Ltd.	470,200	26,383
Holly Energy Partners LP	914,400	30,596
Memorial Resource Development Corp. (d)	837,000	22,674
Oasis Petroleum, Inc. (a)	696,300	20,861
Range Resources Corp.	450,000	30,780
SM Energy Co.	950,600	53,519
Southwestern Energy Co. (a)	500,000	16,255
		382,185
TOTAL ENERGY		547,299
FINANCIALS - 16.4%
Banks - 4.2%
City National Corp.	641,700	50,508
Cullen/Frost Bankers, Inc.	821,300	66,369
First Niagara Financial Group, Inc.	2,565,000	19,212
First Republic Bank	1,268,500	64,605
FirstMerit Corp.	1,942,500	35,645
FNB Corp., Pennsylvania	2,502,500	32,007
Huntington Bancshares, Inc.	3,646,900	36,141
M&T Bank Corp. (d)	250,200	30,569
Texas Capital Bancshares, Inc. (a)	425,000	25,989
UMB Financial Corp.	405,000	24,130
		385,175
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - 1.5%
Apollo Investment Corp.	3,122,668	$ 25,762
Artisan Partners Asset Management, Inc.	491,454	23,826
KKR & Co. LP	4,219,584	90,974
		140,562
Insurance - 3.8%
Arch Capital Group Ltd. (a)	977,500	55,053
Fairfax Financial Holdings Ltd. (sub. vtg.)	121,500	55,511
First American Financial Corp.	1,561,400	47,342
FNF Group	2,872,000	85,700
FNFV Group (a)	57,000	766
Genworth Financial, Inc. Class A (a)	3,522,900	49,285
Jardine Lloyd Thompson Group PLC	1,754,594	26,735
Progressive Corp.	1,000,000	26,410
		346,802
Real Estate Investment Trusts - 4.6%
Apartment Investment & Management Co. Class A	1,499,600	53,671
Aviv REIT, Inc.	638,100	21,523
Essex Property Trust, Inc.	483,300	97,511
Retail Properties America, Inc.	1,500,000	23,535
SL Green Realty Corp.	992,700	114,855
The Macerich Co.	1,205,300	84,974
Two Harbors Investment Corp.	2,572,700	26,061
		422,130
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	1,127,600	36,083
Realogy Holdings Corp. (a)	956,900	39,242
		75,325
Thrifts & Mortgage Finance - 1.5%
MGIC Investment Corp. (a)	5,478,809	48,871
Radian Group, Inc. (d)	5,303,544	89,365
		138,236
TOTAL FINANCIALS		1,508,230
HEALTH CARE - 13.5%
Health Care Equipment & Supplies - 3.9%
Align Technology, Inc. (a)	1,267,900	66,717
Edwards Lifesciences Corp. (a)	1,062,200	128,441
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
HeartWare International, Inc. (a)	698,800	$ 53,891
The Cooper Companies, Inc.	670,965	109,971
		359,020
Health Care Providers & Services - 5.2%
Air Methods Corp. (a)	494,400	23,351
Amplifon SpA	2,354,482	13,797
Brookdale Senior Living, Inc. (a)	902,500	30,423
Community Health Systems, Inc. (a)	1,423,700	78,261
Corvel Corp. (a)	700,000	24,094
Henry Schein, Inc. (a)	1,104,400	132,561
MEDNAX, Inc. (a)	1,168,600	72,956
Qualicorp SA (a)	1,347,500	13,704
Universal Health Services, Inc. Class B	873,900	90,632
		479,779
Health Care Technology - 0.2%
HealthStream, Inc. (a)	565,700	17,514
Life Sciences Tools & Services - 2.6%
Agilent Technologies, Inc.	935,400	51,709
Eurofins Scientific SA	381,600	96,429
Illumina, Inc. (a)	458,108	88,222
		236,360
Pharmaceuticals - 1.6%
Impax Laboratories, Inc. (a)	1,101,400	31,908
Perrigo Co. PLC	397,000	64,096
Salix Pharmaceuticals Ltd. (a)	379,600	54,605
		150,609
TOTAL HEALTH CARE		1,243,282
INDUSTRIALS - 15.2%
Aerospace & Defense - 2.6%
Esterline Technologies Corp. (a)	300,000	35,133
KEYW Holding Corp. (a)(d)(e)	3,652,436	37,072
Teledyne Technologies, Inc. (a)	300,000	31,089
Textron, Inc.	1,159,800	48,166
TransDigm Group, Inc.	459,600	85,959
		237,419
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	520,100	$ 35,996
Hub Group, Inc. Class A (a)	600,000	21,774
		57,770
Airlines - 0.2%
Copa Holdings SA Class A	187,500	21,923
Building Products - 0.6%
A.O. Smith Corp.	720,504	38,439
Tarkett SA	522,930	15,069
		53,508
Commercial Services & Supplies - 1.4%
Clean Harbors, Inc. (a)	583,700	28,969
Interface, Inc.	3,069,600	49,206
KAR Auction Services, Inc.	750,000	22,770
U.S. Ecology, Inc.	480,481	24,159
		125,104
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (a)	489,900	23,246
Electrical Equipment - 2.9%
AMETEK, Inc.	1,648,092	85,948
Generac Holdings, Inc. (a)(d)	450,000	20,403
Hubbell, Inc. Class B	460,000	52,169
OSRAM Licht AG (a)	715,725	25,078
Regal-Beloit Corp.	400,000	28,388
Rockwell Automation, Inc.	500,000	56,175
		268,161
Machinery - 0.6%
Donaldson Co., Inc.	1,288,800	53,588
Professional Services - 1.6%
Acacia Research Corp. (d)	1,571,780	28,292
Bureau Veritas SA	879,600	21,748
Michael Page International PLC	3,212,360	19,964
Towers Watson & Co.	729,700	80,479
		150,483
Road & Rail - 2.3%
Genesee & Wyoming, Inc. Class A (a)	185,100	17,807
Hertz Global Holdings, Inc. (a)	1,772,300	38,849
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
J.B. Hunt Transport Services, Inc.	657,600	$ 52,457
Kansas City Southern	871,600	107,024
		216,137
Trading Companies & Distributors - 2.1%
Rush Enterprises, Inc. Class A (a)	775,000	29,528
United Rentals, Inc. (a)	1,478,673	162,739
		192,267
TOTAL INDUSTRIALS		1,399,606
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 0.8%
Brocade Communications Systems, Inc.	3,800,200	40,776
Juniper Networks, Inc.	1,333,000	28,086
		68,862
Electronic Equipment & Components - 1.8%
Amphenol Corp. Class A	816,000	41,273
Arrow Electronics, Inc. (a)	1,139,800	64,809
Fabrinet (a)	1,172,331	21,348
Trimble Navigation Ltd. (a)	1,264,232	33,957
		161,387
Internet Software & Services - 2.0%
Akamai Technologies, Inc. (a)	1,290,600	77,823
Cornerstone OnDemand, Inc. (a)	625,200	22,676
CoStar Group, Inc. (a)	276,400	44,525
Demandware, Inc. (a)	275,585	16,521
Shutterstock, Inc. (a)(d)	296,000	23,017
		184,562
IT Services - 4.8%
Alliance Data Systems Corp. (a)	208,200	58,993
Blackhawk Network Holdings, Inc. (a)	1	0
Fidelity National Information Services, Inc.	1,333,186	77,845
Fiserv, Inc. (a)	660,400	45,885
FleetCor Technologies, Inc. (a)	387,100	58,282
Gartner, Inc. Class A (a)	1,241,200	100,177
Quindell PLC (d)	6,426,014	13,775
Total System Services, Inc.	1,200,000	40,548
WNS Holdings Ltd. sponsored ADR (a)	2,200,000	44,462
		439,967
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 2.2%
Applied Materials, Inc.	2,345,000	$ 51,801
Broadcom Corp. Class A	750,000	31,410
Cree, Inc. (a)	689,300	21,699
GT Advanced Technologies, Inc. (a)(d)	2,068,200	1,251
Linear Technology Corp.	769,600	32,970
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	3,903,800	27,834
SunEdison, Inc. (a)	1,936,000	37,771
		204,736
Software - 3.2%
ANSYS, Inc. (a)	963,500	75,693
Aspen Technology, Inc. (a)	1,018,600	37,617
Citrix Systems, Inc. (a)	747,200	47,993
NetSuite, Inc. (a)	300,000	32,598
Nuance Communications, Inc. (a)	2,211,000	34,116
Red Hat, Inc. (a)	512,300	30,185
ServiceNow, Inc. (a)	514,900	34,977
		293,179
Technology Hardware, Storage & Peripherals - 0.3%
First Data Holdings, Inc. Class B (g)	7,895,869	31,583
TOTAL INFORMATION TECHNOLOGY		1,384,276
MATERIALS - 2.3%
Chemicals - 1.4%
Airgas, Inc.	520,700	58,079
Cytec Industries, Inc.	1,522,400	70,990
		129,069
Containers & Packaging - 0.7%
Rock-Tenn Co. Class A	1,214,000	62,096
Metals & Mining - 0.2%
Constellium NV (a)	816,000	16,524
TOTAL MATERIALS		207,689
UTILITIES - 3.7%
Electric Utilities - 1.6%
IDACORP, Inc.	796,700	50,375
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pinnacle West Capital Corp.	410,600	$ 25,240
Westar Energy, Inc. (d)	2,000,000	75,620
		151,235
Gas Utilities - 0.6%
Atmos Energy Corp.	1,000,000	53,000
National Fuel Gas Co.	26,800	1,855
		54,855
Multi-Utilities - 1.5%
Alliant Energy Corp.	1,425,500	88,253
CMS Energy Corp.	1,538,700	50,269
		138,522
TOTAL UTILITIES		344,612
TOTAL COMMON STOCKS (Cost $6,015,312)		8,494,726
Money Market Funds - 9.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	663,683,895	$ 663,684
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	170,328,261	170,328
TOTAL MONEY MARKET FUNDS (Cost $834,012)		834,012
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $6,849,324)		9,328,738
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(131,371)
NET ASSETS - 100%		$ 9,197,367
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $78,788,000 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
First Data Holdings, Inc. Class B	6/26/14	$ 31,583
Masan Consumer Corp. unit	4/3/13	$ 12,620
New Academy Holding Co. LLC unit	8/1/11	$ 30,988
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 315
Fidelity Securities Lending Cash Central Fund	3,178
Total	$ 3,493
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ 18,813	$ -	$ 18,813	$ 1,157	$ -
EQTY ER Holdings, LLC	9,688	-	18,354	-	-
KEYW Holding Corp.	46,934	-	-	-	37,072
Wayfair LLC Class B	-	-	-	-	12,661
Wayfair, Inc.	-	655	-	-	567
Total	$ 75,435	$ 655	$ 37,167	$ 1,157	$ 50,300
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,263,658	$ 1,190,814	$ 37,514	$ 35,330
Consumer Staples	596,074	570,319	13,880	11,875
Energy	547,299	547,299	-	-
Financials	1,508,230	1,508,230	-	-
Health Care	1,243,282	1,243,282	-	-
Industrials	1,399,606	1,399,606	-	-
Information Technology	1,384,276	1,352,693	-	31,583
Materials	207,689	207,689	-	-
Utilities	344,612	344,612	-	-
Money Market Funds	834,012	834,012	-	-
Total Investments in Securities:	$ 9,328,738	$ 9,198,556	$ 51,394	$ 78,788
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 102,443
Net Realized Gain (Loss) on Investment Securities	8,947
Net Unrealized Gain (Loss) on Investment Securities	(12,320)
Cost of Purchases	31,583
Proceeds of Sales	(51,865)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 78,788
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2014	$ (12,039)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $167,783) - See accompanying schedule: Unaffiliated issuers (cost $5,966,259)	$ 8,457,654
Fidelity Central Funds (cost $834,012)	834,012
Other affiliated issuers (cost $49,053)	37,072
Total Investments (cost $6,849,324)		$ 9,328,738
Receivable for investments sold		76,159
Receivable for fund shares sold		4,995
Dividends receivable		3,878
Distributions receivable from Fidelity Central Funds		578
Prepaid expenses		28
Other receivables		361
Total assets		9,414,737

Liabilities
Payable for investments purchased	$ 13,894
Payable for fund shares redeemed	27,618
Accrued management fee	4,033
Other affiliated payables	1,063
Other payables and accrued expenses	434
Collateral on securities loaned, at value	170,328
Total liabilities		217,370

Net Assets		$ 9,197,367
Net Assets consist of:
Paid in capital		$ 6,463,669
Undistributed net investment income		22,527
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		231,802
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,479,369
Net Assets		$ 9,197,367

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2014 (Unaudited)

Mid-Cap Stock: Net Asset Value, offering price and redemption price per share ($5,918,347 ÷ 152,233 shares)	$ 38.88

Class K: Net Asset Value, offering price and redemption price per share ($3,279,020 ÷ 84,283 shares)	$ 38.90

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended October 31, 2014 (Unaudited)

Investment Income
Dividends		$ 52,313
Interest (including $1,157 earned from other affiliated issuers)		1,157
Income from Fidelity Central Funds (including $3,178 from security lending)		3,493
Total income		56,963

Expenses
Management fee Basic fee	$ 25,308
Performance adjustment	468
Transfer agent fees	5,891
Accounting and security lending fees	649
Custodian fees and expenses	93
Independent trustees' compensation	20
Registration fees	85
Audit	40
Legal	19
Miscellaneous	35
Total expenses before reductions	32,608
Expense reductions	(15)	32,593
Net investment income (loss)		24,370
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	262,712
Other affiliated issuers	8,947
Foreign currency transactions	(81)
Total net realized gain (loss)		271,578
Change in net unrealized appreciation (depreciation) on: Investment securities	30,640
Assets and liabilities in foreign currencies	(53)
Total change in net unrealized appreciation (depreciation)		30,587
Net gain (loss)		302,165
Net increase (decrease) in net assets resulting from operations		$ 326,535

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,370	$ 24,177
Net realized gain (loss)	271,578	837,776
Change in net unrealized appreciation (depreciation)	30,587	800,854
Net increase (decrease) in net assets resulting from operations	326,535	1,662,807
Distributions to shareholders from net investment income	-	(19,749)
Distributions to shareholders from net realized gain	(639,947)	(239,268)
Total distributions	(639,947)	(259,017)
Share transactions - net increase (decrease)	618,401	291,661
Redemption fees	67	106
Total increase (decrease) in net assets	305,056	1,695,557

Net Assets
Beginning of period	8,892,311	7,196,754
End of period (including undistributed net investment income of $22,527 and distributions in excess of net investment income of $1,843, respectively)	$ 9,197,367	$ 8,892,311

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid-Cap Stock

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 40.26	$ 33.69	$ 30.15	$ 31.78	$ 27.26	$ 16.65
Income from Investment Operations
Net investment income (loss) D	.09	.10	.29	.10	.01	.08
Net realized and unrealized gain (loss)	1.37	7.69	4.45	(.18)	4.59	10.59
Total from investment operations	1.46	7.79	4.74	(.08)	4.60	10.67
Distributions from net investment income	-	(.08)	(.33)	(.05)	(.04) G	(.06)
Distributions from net realized gain	(2.84)	(1.14)	(.87)	(1.50)	(.04) G	-
Total distributions	(2.84)	(1.22)	(1.20)	(1.55)	(.08)	(.06)
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 38.88	$ 40.26	$ 33.69	$ 30.15	$ 31.78	$ 27.26
Total ReturnB, C	3.62%	23.50%	16.54%	.19%	16.95%	64.11%
Ratios to Average Net Assets E, H
Expenses before reductions	.75%A	.78%	.65%	.86%	.61%	.65%
Expenses net of fee waivers, if any	.75%A	.78%	.65%	.86%	.61%	.65%
Expenses net of all reductions	.75%A	.78%	.63%	.85%	.59%	.64%
Net investment income (loss)	.49%A	.25%	.95%	.36%	.04%	.38%
Supplemental Data
Net assets, end of period (in millions)	$ 5,918	$ 5,966	$ 4,750	$ 5,170	$ 7,120	$ 7,475
Portfolio turnover rateF	16% A	27%	46%	52%	131%	85%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 40.27	$ 33.68	$ 30.15	$ 31.77	$ 27.26	$ 16.63
Income from Investment Operations
Net investment income (loss) D	.12	.15	.33	.15	.06	.14
Net realized and unrealized gain (loss)	1.35	7.69	4.45	(.19)	4.58	10.58
Total from investment operations	1.47	7.84	4.78	(.04)	4.64	10.72
Distributions from net investment income	-	(.12)	(.38)	(.08)	(.09)G	(.09)
Distributions from net realized gain	(2.84)	(1.14)	(.87)	(1.50)	(.04)G	-
Total distributions	(2.84)	(1.25)J	(1.25)	(1.58)	(.13)	(.09)
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 38.90	$ 40.27	$ 33.68	$ 30.15	$ 31.77	$ 27.26
Total ReturnB, C	3.64%	23.67%	16.72%	.35%	17.13%	64.55%
Ratios to Average Net Assets E, H
Expenses before reductions	.63%A	.65%	.50%	.69%	.43%	.43%
Expenses net of fee waivers, if any	.63%A	.65%	.50%	.69%	.43%	.43%
Expenses net of all reductions	.63%A	.65%	.48%	.68%	.42%	.41%
Net investment income (loss)	.61%A	.39%	1.11%	.52%	.22%	.61%
Supplemental Data
Net assets, end of period (in millions)	$ 3,279	$ 2,927	$ 2,447	$ 1,643	$ 1,821	$ 1,127
Portfolio turnover rateF	16% A	27%	46%	52%	131%	85%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $1.25 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $1.136 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Mid-Cap Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,745,904
Gross unrealized depreciation	(268,403)
Net unrealized appreciation (depreciation) on securities	$ 2,477,501

Tax cost	$ 6,851,237

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $692,105 and $978,848, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid-Cap Stock as compared to its benchmark index, the S&P MidCap 400 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .56% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Mid-Cap Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Mid-Cap Stock	$ 5,138.17
Class K	753.05
	$ 5,891

* Annualized

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $536. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $92 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $10 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $5.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2014	Year ended April 30, 2014
From net investment income
Mid-Cap Stock	$ -	$ 11,509
Class K	-	8,240
Total	$ -	$ 19,749
From net realized gain
Mid-Cap Stock	$ 417,694	$ 157,995
Class K	222,253	81,273
Total	$ 639,947	$ 239,268

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2014	Year ended April 30, 2014	Six months ended October 31, 2014	Year ended April 30, 2014
Mid-Cap Stock
Shares sold	10,573	24,312	$ 410,462	$ 939,547
Reinvestment of distributions	10,329	4,456	401,480	163,536
Shares redeemed	(16,842)	(21,575)	(654,052)	(812,548)
Net increase (decrease)	4,060	7,193	$ 157,890	$ 290,535

Semiannual Report

10. Share Transactions - continued

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2014	Year ended April 30, 2014	Six months ended October 31, 2014	Year ended April 30, 2014
Class K
Shares sold	14,454	14,394	$ 571,282	$ 547,562
Reinvestment of distributions	5,716	2,438	222,253	89,513
Shares redeemed	(8,567)	(16,804)	(333,024)	(635,949)
Net increase (decrease)	11,603	28	$ 460,511	$ 1,126

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid-Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mid-Cap Stock Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Mid-Cap Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MCS-K-USAN-1214
1.863349.106

Fidelity®

Mid-Cap Stock

Fund

Semiannual Report

October 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Mid-Cap Stock	.75%
Actual		$ 1,000.00	$ 1,036.20	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Class K	.63%
Actual		$ 1,000.00	$ 1,036.40	$ 3.23
HypotheticalA		$ 1,000.00	$ 1,022.03	$ 3.21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
United Rentals, Inc.	1.8	1.6
Henry Schein, Inc.	1.4	1.4
Edwards Lifesciences Corp.	1.4	1.1
SL Green Realty Corp.	1.2	1.2
Oceaneering International, Inc.	1.2	1.3
The Cooper Companies, Inc.	1.2	1.0
Kansas City Southern	1.1	1.0
Gartner, Inc. Class A	1.1	1.1
Under Armour, Inc. Class A (sub. vtg.)	1.1	0.8
Essex Property Trust, Inc.	1.1	0.9
	12.6
Top Five Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.4	16.7
Industrials	15.2	16.5
Information Technology	15.1	15.5
Consumer Discretionary	13.7	13.7
Health Care	13.5	13.0
Asset Allocation (% of fund's net assets)
As of October 31, 2014 *		As of April 30, 2014 **
	Stocks 92.3%		Stocks 95.2%
	Other 0.0%		Other 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 7.7%		Short-Term Investments and Net Other Assets (Liabilities) 4.5%
* Foreign investments	7.8%	** Foreign investments	9.3%

Semiannual Report

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.2%
Tenneco, Inc. (a)	372,700	$ 19,515
Automobiles - 0.6%
Harley-Davidson, Inc.	537,400	35,307
Tesla Motors, Inc. (a)	89,630	21,664
		56,971
Distributors - 0.4%
Pool Corp.	628,500	37,521
Diversified Consumer Services - 0.3%
H&R Block, Inc.	1,000,000	32,310
Hotels, Restaurants & Leisure - 1.9%
ARAMARK Holdings Corp.	850,000	23,724
Domino's Pizza, Inc.	813,300	72,213
Jubilant Foodworks Ltd. (a)	363,875	7,452
Panera Bread Co. Class A (a)	200,000	32,328
Wyndham Worldwide Corp.	376,300	29,227
Zoe's Kitchen, Inc. (d)	286,100	10,431
		175,375
Household Durables - 2.7%
D.R. Horton, Inc.	1,492,933	34,024
Lennar Corp. Class A	447,600	19,283
NVR, Inc. (a)	56,900	69,849
Toll Brothers, Inc. (a)	1,212,187	38,729
Tupperware Brands Corp.	1,374,900	87,650
		249,535
Internet & Catalog Retail - 0.6%
Liberty Interactive Corp. Series A (a)	825,000	21,566
Wayfair LLC Class B (e)	560,451	12,661
Wayfair, Inc. (e)	22,600	567
zulily, Inc. Class A (d)	450,000	16,371
		51,165
Leisure Products - 0.7%
Brunswick Corp.	675,000	31,590
New Academy Holding Co. LLC unit (a)(f)(g)	294,000	35,330
		66,920
Media - 0.9%
Discovery Communications, Inc.:
Class A (a)	542,800	19,188
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Discovery Communications, Inc.: - continued
Class C (non-vtg.) (a)	542,800	$ 18,993
Scripps Networks Interactive, Inc. Class A	520,200	40,180
		78,361
Specialty Retail - 2.7%
Cabela's, Inc. Class A (a)(d)	795,700	38,210
GameStop Corp. Class A	370,500	15,843
PT ACE Hardware Indonesia Tbk	259,254,600	17,401
Ross Stores, Inc.	324,500	26,194
Sally Beauty Holdings, Inc. (a)	1,274,000	37,341
Tractor Supply Co.	994,000	72,781
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	227,000	27,424
World Duty Free SpA (a)	1,641,759	13,898
		249,092
Textiles, Apparel & Luxury Goods - 2.7%
Brunello Cucinelli SpA	2,172,700	43,945
Hanesbrands, Inc.	742,200	78,384
PVH Corp.	216,800	24,791
Under Armour, Inc. Class A (sub. vtg.) (a)	1,521,400	99,773
		246,893
TOTAL CONSUMER DISCRETIONARY		1,263,658
CONSUMER STAPLES - 6.5%
Beverages - 1.1%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,053,900	96,474
Food & Staples Retailing - 1.2%
Masan Consumer Corp. unit (a)(f)(g)	125,000	11,875
Safeway, Inc.	1,161,700	40,497
Tesco PLC	5,000,000	13,880
United Natural Foods, Inc. (a)	591,826	40,256
		106,508
Food Products - 3.2%
Amira Nature Foods Ltd. (a)(d)	1,292,956	22,510
Ingredion, Inc.	974,800	75,303
Mead Johnson Nutrition Co. Class A	942,700	93,620
The Hershey Co.	339,600	32,571
WhiteWave Foods Co. (a)	1,989,000	74,050
		298,054
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 1.0%
Church & Dwight Co., Inc.	1,312,500	$ 95,038
TOTAL CONSUMER STAPLES		596,074
ENERGY - 5.9%
Energy Equipment & Services - 1.8%
Helmerich & Payne, Inc.	454,000	39,416
Oceaneering International, Inc.	1,611,800	113,261
Odfjell Drilling A/S	4,215,583	12,437
		165,114
Oil, Gas & Consumable Fuels - 4.1%
Antero Resources Corp. (d)	737,500	38,675
Cabot Oil & Gas Corp.	1,886,400	58,667
Cimarex Energy Co.	737,000	83,775
Golar LNG Ltd.	470,200	26,383
Holly Energy Partners LP	914,400	30,596
Memorial Resource Development Corp. (d)	837,000	22,674
Oasis Petroleum, Inc. (a)	696,300	20,861
Range Resources Corp.	450,000	30,780
SM Energy Co.	950,600	53,519
Southwestern Energy Co. (a)	500,000	16,255
		382,185
TOTAL ENERGY		547,299
FINANCIALS - 16.4%
Banks - 4.2%
City National Corp.	641,700	50,508
Cullen/Frost Bankers, Inc.	821,300	66,369
First Niagara Financial Group, Inc.	2,565,000	19,212
First Republic Bank	1,268,500	64,605
FirstMerit Corp.	1,942,500	35,645
FNB Corp., Pennsylvania	2,502,500	32,007
Huntington Bancshares, Inc.	3,646,900	36,141
M&T Bank Corp. (d)	250,200	30,569
Texas Capital Bancshares, Inc. (a)	425,000	25,989
UMB Financial Corp.	405,000	24,130
		385,175
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - 1.5%
Apollo Investment Corp.	3,122,668	$ 25,762
Artisan Partners Asset Management, Inc.	491,454	23,826
KKR & Co. LP	4,219,584	90,974
		140,562
Insurance - 3.8%
Arch Capital Group Ltd. (a)	977,500	55,053
Fairfax Financial Holdings Ltd. (sub. vtg.)	121,500	55,511
First American Financial Corp.	1,561,400	47,342
FNF Group	2,872,000	85,700
FNFV Group (a)	57,000	766
Genworth Financial, Inc. Class A (a)	3,522,900	49,285
Jardine Lloyd Thompson Group PLC	1,754,594	26,735
Progressive Corp.	1,000,000	26,410
		346,802
Real Estate Investment Trusts - 4.6%
Apartment Investment & Management Co. Class A	1,499,600	53,671
Aviv REIT, Inc.	638,100	21,523
Essex Property Trust, Inc.	483,300	97,511
Retail Properties America, Inc.	1,500,000	23,535
SL Green Realty Corp.	992,700	114,855
The Macerich Co.	1,205,300	84,974
Two Harbors Investment Corp.	2,572,700	26,061
		422,130
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	1,127,600	36,083
Realogy Holdings Corp. (a)	956,900	39,242
		75,325
Thrifts & Mortgage Finance - 1.5%
MGIC Investment Corp. (a)	5,478,809	48,871
Radian Group, Inc. (d)	5,303,544	89,365
		138,236
TOTAL FINANCIALS		1,508,230
HEALTH CARE - 13.5%
Health Care Equipment & Supplies - 3.9%
Align Technology, Inc. (a)	1,267,900	66,717
Edwards Lifesciences Corp. (a)	1,062,200	128,441
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
HeartWare International, Inc. (a)	698,800	$ 53,891
The Cooper Companies, Inc.	670,965	109,971
		359,020
Health Care Providers & Services - 5.2%
Air Methods Corp. (a)	494,400	23,351
Amplifon SpA	2,354,482	13,797
Brookdale Senior Living, Inc. (a)	902,500	30,423
Community Health Systems, Inc. (a)	1,423,700	78,261
Corvel Corp. (a)	700,000	24,094
Henry Schein, Inc. (a)	1,104,400	132,561
MEDNAX, Inc. (a)	1,168,600	72,956
Qualicorp SA (a)	1,347,500	13,704
Universal Health Services, Inc. Class B	873,900	90,632
		479,779
Health Care Technology - 0.2%
HealthStream, Inc. (a)	565,700	17,514
Life Sciences Tools & Services - 2.6%
Agilent Technologies, Inc.	935,400	51,709
Eurofins Scientific SA	381,600	96,429
Illumina, Inc. (a)	458,108	88,222
		236,360
Pharmaceuticals - 1.6%
Impax Laboratories, Inc. (a)	1,101,400	31,908
Perrigo Co. PLC	397,000	64,096
Salix Pharmaceuticals Ltd. (a)	379,600	54,605
		150,609
TOTAL HEALTH CARE		1,243,282
INDUSTRIALS - 15.2%
Aerospace & Defense - 2.6%
Esterline Technologies Corp. (a)	300,000	35,133
KEYW Holding Corp. (a)(d)(e)	3,652,436	37,072
Teledyne Technologies, Inc. (a)	300,000	31,089
Textron, Inc.	1,159,800	48,166
TransDigm Group, Inc.	459,600	85,959
		237,419
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	520,100	$ 35,996
Hub Group, Inc. Class A (a)	600,000	21,774
		57,770
Airlines - 0.2%
Copa Holdings SA Class A	187,500	21,923
Building Products - 0.6%
A.O. Smith Corp.	720,504	38,439
Tarkett SA	522,930	15,069
		53,508
Commercial Services & Supplies - 1.4%
Clean Harbors, Inc. (a)	583,700	28,969
Interface, Inc.	3,069,600	49,206
KAR Auction Services, Inc.	750,000	22,770
U.S. Ecology, Inc.	480,481	24,159
		125,104
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (a)	489,900	23,246
Electrical Equipment - 2.9%
AMETEK, Inc.	1,648,092	85,948
Generac Holdings, Inc. (a)(d)	450,000	20,403
Hubbell, Inc. Class B	460,000	52,169
OSRAM Licht AG (a)	715,725	25,078
Regal-Beloit Corp.	400,000	28,388
Rockwell Automation, Inc.	500,000	56,175
		268,161
Machinery - 0.6%
Donaldson Co., Inc.	1,288,800	53,588
Professional Services - 1.6%
Acacia Research Corp. (d)	1,571,780	28,292
Bureau Veritas SA	879,600	21,748
Michael Page International PLC	3,212,360	19,964
Towers Watson & Co.	729,700	80,479
		150,483
Road & Rail - 2.3%
Genesee & Wyoming, Inc. Class A (a)	185,100	17,807
Hertz Global Holdings, Inc. (a)	1,772,300	38,849
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
J.B. Hunt Transport Services, Inc.	657,600	$ 52,457
Kansas City Southern	871,600	107,024
		216,137
Trading Companies & Distributors - 2.1%
Rush Enterprises, Inc. Class A (a)	775,000	29,528
United Rentals, Inc. (a)	1,478,673	162,739
		192,267
TOTAL INDUSTRIALS		1,399,606
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 0.8%
Brocade Communications Systems, Inc.	3,800,200	40,776
Juniper Networks, Inc.	1,333,000	28,086
		68,862
Electronic Equipment & Components - 1.8%
Amphenol Corp. Class A	816,000	41,273
Arrow Electronics, Inc. (a)	1,139,800	64,809
Fabrinet (a)	1,172,331	21,348
Trimble Navigation Ltd. (a)	1,264,232	33,957
		161,387
Internet Software & Services - 2.0%
Akamai Technologies, Inc. (a)	1,290,600	77,823
Cornerstone OnDemand, Inc. (a)	625,200	22,676
CoStar Group, Inc. (a)	276,400	44,525
Demandware, Inc. (a)	275,585	16,521
Shutterstock, Inc. (a)(d)	296,000	23,017
		184,562
IT Services - 4.8%
Alliance Data Systems Corp. (a)	208,200	58,993
Blackhawk Network Holdings, Inc. (a)	1	0
Fidelity National Information Services, Inc.	1,333,186	77,845
Fiserv, Inc. (a)	660,400	45,885
FleetCor Technologies, Inc. (a)	387,100	58,282
Gartner, Inc. Class A (a)	1,241,200	100,177
Quindell PLC (d)	6,426,014	13,775
Total System Services, Inc.	1,200,000	40,548
WNS Holdings Ltd. sponsored ADR (a)	2,200,000	44,462
		439,967
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 2.2%
Applied Materials, Inc.	2,345,000	$ 51,801
Broadcom Corp. Class A	750,000	31,410
Cree, Inc. (a)	689,300	21,699
GT Advanced Technologies, Inc. (a)(d)	2,068,200	1,251
Linear Technology Corp.	769,600	32,970
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	3,903,800	27,834
SunEdison, Inc. (a)	1,936,000	37,771
		204,736
Software - 3.2%
ANSYS, Inc. (a)	963,500	75,693
Aspen Technology, Inc. (a)	1,018,600	37,617
Citrix Systems, Inc. (a)	747,200	47,993
NetSuite, Inc. (a)	300,000	32,598
Nuance Communications, Inc. (a)	2,211,000	34,116
Red Hat, Inc. (a)	512,300	30,185
ServiceNow, Inc. (a)	514,900	34,977
		293,179
Technology Hardware, Storage & Peripherals - 0.3%
First Data Holdings, Inc. Class B (g)	7,895,869	31,583
TOTAL INFORMATION TECHNOLOGY		1,384,276
MATERIALS - 2.3%
Chemicals - 1.4%
Airgas, Inc.	520,700	58,079
Cytec Industries, Inc.	1,522,400	70,990
		129,069
Containers & Packaging - 0.7%
Rock-Tenn Co. Class A	1,214,000	62,096
Metals & Mining - 0.2%
Constellium NV (a)	816,000	16,524
TOTAL MATERIALS		207,689
UTILITIES - 3.7%
Electric Utilities - 1.6%
IDACORP, Inc.	796,700	50,375
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pinnacle West Capital Corp.	410,600	$ 25,240
Westar Energy, Inc. (d)	2,000,000	75,620
		151,235
Gas Utilities - 0.6%
Atmos Energy Corp.	1,000,000	53,000
National Fuel Gas Co.	26,800	1,855
		54,855
Multi-Utilities - 1.5%
Alliant Energy Corp.	1,425,500	88,253
CMS Energy Corp.	1,538,700	50,269
		138,522
TOTAL UTILITIES		344,612
TOTAL COMMON STOCKS (Cost $6,015,312)		8,494,726
Money Market Funds - 9.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	663,683,895	$ 663,684
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	170,328,261	170,328
TOTAL MONEY MARKET FUNDS (Cost $834,012)		834,012
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $6,849,324)		9,328,738
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(131,371)
NET ASSETS - 100%		$ 9,197,367
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $78,788,000 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
First Data Holdings, Inc. Class B	6/26/14	$ 31,583
Masan Consumer Corp. unit	4/3/13	$ 12,620
New Academy Holding Co. LLC unit	8/1/11	$ 30,988
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 315
Fidelity Securities Lending Cash Central Fund	3,178
Total	$ 3,493
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ 18,813	$ -	$ 18,813	$ 1,157	$ -
EQTY ER Holdings, LLC	9,688	-	18,354	-	-
KEYW Holding Corp.	46,934	-	-	-	37,072
Wayfair LLC Class B	-	-	-	-	12,661
Wayfair, Inc.	-	655	-	-	567
Total	$ 75,435	$ 655	$ 37,167	$ 1,157	$ 50,300
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,263,658	$ 1,190,814	$ 37,514	$ 35,330
Consumer Staples	596,074	570,319	13,880	11,875
Energy	547,299	547,299	-	-
Financials	1,508,230	1,508,230	-	-
Health Care	1,243,282	1,243,282	-	-
Industrials	1,399,606	1,399,606	-	-
Information Technology	1,384,276	1,352,693	-	31,583
Materials	207,689	207,689	-	-
Utilities	344,612	344,612	-	-
Money Market Funds	834,012	834,012	-	-
Total Investments in Securities:	$ 9,328,738	$ 9,198,556	$ 51,394	$ 78,788
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 102,443
Net Realized Gain (Loss) on Investment Securities	8,947
Net Unrealized Gain (Loss) on Investment Securities	(12,320)
Cost of Purchases	31,583
Proceeds of Sales	(51,865)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 78,788
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2014	$ (12,039)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $167,783) - See accompanying schedule: Unaffiliated issuers (cost $5,966,259)	$ 8,457,654
Fidelity Central Funds (cost $834,012)	834,012
Other affiliated issuers (cost $49,053)	37,072
Total Investments (cost $6,849,324)		$ 9,328,738
Receivable for investments sold		76,159
Receivable for fund shares sold		4,995
Dividends receivable		3,878
Distributions receivable from Fidelity Central Funds		578
Prepaid expenses		28
Other receivables		361
Total assets		9,414,737

Liabilities
Payable for investments purchased	$ 13,894
Payable for fund shares redeemed	27,618
Accrued management fee	4,033
Other affiliated payables	1,063
Other payables and accrued expenses	434
Collateral on securities loaned, at value	170,328
Total liabilities		217,370

Net Assets		$ 9,197,367
Net Assets consist of:
Paid in capital		$ 6,463,669
Undistributed net investment income		22,527
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		231,802
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,479,369
Net Assets		$ 9,197,367

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2014 (Unaudited)

Mid-Cap Stock: Net Asset Value, offering price and redemption price per share ($5,918,347 ÷ 152,233 shares)	$ 38.88

Class K: Net Asset Value, offering price and redemption price per share ($3,279,020 ÷ 84,283 shares)	$ 38.90

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended October 31, 2014 (Unaudited)

Investment Income
Dividends		$ 52,313
Interest (including $1,157 earned from other affiliated issuers)		1,157
Income from Fidelity Central Funds (including $3,178 from security lending)		3,493
Total income		56,963

Expenses
Management fee Basic fee	$ 25,308
Performance adjustment	468
Transfer agent fees	5,891
Accounting and security lending fees	649
Custodian fees and expenses	93
Independent trustees' compensation	20
Registration fees	85
Audit	40
Legal	19
Miscellaneous	35
Total expenses before reductions	32,608
Expense reductions	(15)	32,593
Net investment income (loss)		24,370
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	262,712
Other affiliated issuers	8,947
Foreign currency transactions	(81)
Total net realized gain (loss)		271,578
Change in net unrealized appreciation (depreciation) on: Investment securities	30,640
Assets and liabilities in foreign currencies	(53)
Total change in net unrealized appreciation (depreciation)		30,587
Net gain (loss)		302,165
Net increase (decrease) in net assets resulting from operations		$ 326,535

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,370	$ 24,177
Net realized gain (loss)	271,578	837,776
Change in net unrealized appreciation (depreciation)	30,587	800,854
Net increase (decrease) in net assets resulting from operations	326,535	1,662,807
Distributions to shareholders from net investment income	-	(19,749)
Distributions to shareholders from net realized gain	(639,947)	(239,268)
Total distributions	(639,947)	(259,017)
Share transactions - net increase (decrease)	618,401	291,661
Redemption fees	67	106
Total increase (decrease) in net assets	305,056	1,695,557

Net Assets
Beginning of period	8,892,311	7,196,754
End of period (including undistributed net investment income of $22,527 and distributions in excess of net investment income of $1,843, respectively)	$ 9,197,367	$ 8,892,311

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid-Cap Stock

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 40.26	$ 33.69	$ 30.15	$ 31.78	$ 27.26	$ 16.65
Income from Investment Operations
Net investment income (loss) D	.09	.10	.29	.10	.01	.08
Net realized and unrealized gain (loss)	1.37	7.69	4.45	(.18)	4.59	10.59
Total from investment operations	1.46	7.79	4.74	(.08)	4.60	10.67
Distributions from net investment income	-	(.08)	(.33)	(.05)	(.04) G	(.06)
Distributions from net realized gain	(2.84)	(1.14)	(.87)	(1.50)	(.04) G	-
Total distributions	(2.84)	(1.22)	(1.20)	(1.55)	(.08)	(.06)
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 38.88	$ 40.26	$ 33.69	$ 30.15	$ 31.78	$ 27.26
Total ReturnB, C	3.62%	23.50%	16.54%	.19%	16.95%	64.11%
Ratios to Average Net Assets E, H
Expenses before reductions	.75%A	.78%	.65%	.86%	.61%	.65%
Expenses net of fee waivers, if any	.75%A	.78%	.65%	.86%	.61%	.65%
Expenses net of all reductions	.75%A	.78%	.63%	.85%	.59%	.64%
Net investment income (loss)	.49%A	.25%	.95%	.36%	.04%	.38%
Supplemental Data
Net assets, end of period (in millions)	$ 5,918	$ 5,966	$ 4,750	$ 5,170	$ 7,120	$ 7,475
Portfolio turnover rateF	16% A	27%	46%	52%	131%	85%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 40.27	$ 33.68	$ 30.15	$ 31.77	$ 27.26	$ 16.63
Income from Investment Operations
Net investment income (loss) D	.12	.15	.33	.15	.06	.14
Net realized and unrealized gain (loss)	1.35	7.69	4.45	(.19)	4.58	10.58
Total from investment operations	1.47	7.84	4.78	(.04)	4.64	10.72
Distributions from net investment income	-	(.12)	(.38)	(.08)	(.09)G	(.09)
Distributions from net realized gain	(2.84)	(1.14)	(.87)	(1.50)	(.04)G	-
Total distributions	(2.84)	(1.25)J	(1.25)	(1.58)	(.13)	(.09)
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 38.90	$ 40.27	$ 33.68	$ 30.15	$ 31.77	$ 27.26
Total ReturnB, C	3.64%	23.67%	16.72%	.35%	17.13%	64.55%
Ratios to Average Net Assets E, H
Expenses before reductions	.63%A	.65%	.50%	.69%	.43%	.43%
Expenses net of fee waivers, if any	.63%A	.65%	.50%	.69%	.43%	.43%
Expenses net of all reductions	.63%A	.65%	.48%	.68%	.42%	.41%
Net investment income (loss)	.61%A	.39%	1.11%	.52%	.22%	.61%
Supplemental Data
Net assets, end of period (in millions)	$ 3,279	$ 2,927	$ 2,447	$ 1,643	$ 1,821	$ 1,127
Portfolio turnover rateF	16% A	27%	46%	52%	131%	85%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $1.25 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $1.136 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Mid-Cap Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,745,904
Gross unrealized depreciation	(268,403)
Net unrealized appreciation (depreciation) on securities	$ 2,477,501

Tax cost	$ 6,851,237

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $692,105 and $978,848, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid-Cap Stock as compared to its benchmark index, the S&P MidCap 400 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .56% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Mid-Cap Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Mid-Cap Stock	$ 5,138.17
Class K	753.05
	$ 5,891

* Annualized

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5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $536. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $92 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $10 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $5.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2014	Year ended April 30, 2014
From net investment income
Mid-Cap Stock	$ -	$ 11,509
Class K	-	8,240
Total	$ -	$ 19,749
From net realized gain
Mid-Cap Stock	$ 417,694	$ 157,995
Class K	222,253	81,273
Total	$ 639,947	$ 239,268

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2014	Year ended April 30, 2014	Six months ended October 31, 2014	Year ended April 30, 2014
Mid-Cap Stock
Shares sold	10,573	24,312	$ 410,462	$ 939,547
Reinvestment of distributions	10,329	4,456	401,480	163,536
Shares redeemed	(16,842)	(21,575)	(654,052)	(812,548)
Net increase (decrease)	4,060	7,193	$ 157,890	$ 290,535

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10. Share Transactions - continued

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2014	Year ended April 30, 2014	Six months ended October 31, 2014	Year ended April 30, 2014
Class K
Shares sold	14,454	14,394	$ 571,282	$ 547,562
Reinvestment of distributions	5,716	2,438	222,253	89,513
Shares redeemed	(8,567)	(16,804)	(333,024)	(635,949)
Net increase (decrease)	11,603	28	$ 460,511	$ 1,126

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid-Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mid-Cap Stock Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Mid-Cap Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MCS-USAN-1214
1.784862.111

Fidelity®

Series Small Cap Discovery

Fund

Fidelity Series Small Cap
Discovery Fund

Class F

Semiannual Report

October 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® Series Small Cap Discovery Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Series Small Cap Discovery	.96%
Actual		$ 1,000.00	$ 1,044.10	$ 4.95
HypotheticalA		$ 1,000.00	$ 1,020.37	$ 4.89
Class F	.80%
Actual		$ 1,000.00	$ 1,045.60	$ 4.12
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
CACI International, Inc. Class A	2.9	2.2
Ingram Micro, Inc. Class A	2.8	2.4
World Fuel Services Corp.	2.7	3.0
AmSurg Corp.	2.7	2.4
Tech Data Corp.	2.6	3.0
TCF Financial Corp.	2.6	2.8
VistaPrint Ltd.	2.6	0.0
EnerSys	2.5	1.6
Waddell & Reed Financial, Inc. Class A	2.5	1.2
FTI Consulting, Inc.	2.3	2.2
	26.2
Top Five Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.7	23.8
Information Technology	20.5	20.2
Industrials	15.1	16.4
Health Care	13.3	11.8
Consumer Discretionary	10.0	12.8
Asset Allocation (% of fund's net assets)
As of October 31, 2014 *		As of April 30, 2014 **
	Stocks 97.5%		Stocks 99.0%
	Short-Term Investments and Net Other Assets (Liabilities) 2.5%		Short-Term Investments and Net Other Assets (Liabilities) 1.0%
* Foreign investments	9.8%	** Foreign investments	6.0%

Semiannual Report

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 10.0%
Diversified Consumer Services - 0.6%
Regis Corp.	550,000	$ 9,339,000
Household Durables - 0.5%
Tempur Sealy International, Inc. (a)	150,000	7,896,000
Multiline Retail - 1.3%
Big Lots, Inc.	450,000	20,542,500
Specialty Retail - 7.6%
Aarons, Inc. Class A	1,204,900	29,833,324
Asbury Automotive Group, Inc. (a)	155,500	10,891,220
Genesco, Inc. (a)	238,400	18,282,896
Murphy U.S.A., Inc. (a)	507,100	29,056,830
Rent-A-Center, Inc.	703,800	21,796,686
Tsutsumi Jewelry Co. Ltd.	274,900	6,761,576
		116,622,532
TOTAL CONSUMER DISCRETIONARY		154,400,032
CONSUMER STAPLES - 1.3%
Food Products - 1.3%
Post Holdings, Inc. (a)	535,300	20,073,750
ENERGY - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
Northern Oil & Gas, Inc. (a)(d)	2,040,000	23,052,000
World Fuel Services Corp.	1,000,000	41,240,000
		64,292,000
FINANCIALS - 25.7%
Banks - 9.6%
Associated Banc-Corp.	1,546,300	29,070,440
First Citizen Bancshares, Inc.	139,917	35,148,550
National Penn Bancshares, Inc.	1,456,500	14,987,385
PacWest Bancorp	650,000	27,729,000
TCF Financial Corp.	2,600,000	40,170,000
		147,105,375
Capital Markets - 6.5%
Federated Investors, Inc. Class B (non-vtg.)	1,019,800	31,889,146
OM Asset Management Ltd. (a)	2,000,000	29,940,000
Waddell & Reed Financial, Inc. Class A	800,000	38,192,000
		100,021,146
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 1.0%
Cash America International, Inc.	210,000	$ 10,321,500
EZCORP, Inc. (non-vtg.) Class A (a)	442,800	4,994,784
		15,316,284
Insurance - 4.7%
Aspen Insurance Holdings Ltd.	700,600	30,567,178
Platinum Underwriters Holdings Ltd.	429,100	26,874,533
StanCorp Financial Group, Inc.	218,700	15,212,772
		72,654,483
Real Estate Investment Trusts - 1.2%
Franklin Street Properties Corp.	1,321,293	15,842,303
Rouse Properties, Inc.	155,551	2,832,584
		18,674,887
Thrifts & Mortgage Finance - 2.7%
Astoria Financial Corp.	1,396,500	18,363,975
Washington Federal, Inc.	1,090,000	23,794,700
		42,158,675
TOTAL FINANCIALS		395,930,850
HEALTH CARE - 13.3%
Health Care Equipment & Supplies - 3.8%
Hill-Rom Holdings, Inc.	656,800	29,214,464
Integra LifeSciences Holdings Corp. (a)	576,400	29,459,804
		58,674,268
Health Care Providers & Services - 8.6%
AmSurg Corp. (a)	761,200	41,112,412
Centene Corp. (a)	200,000	18,534,000
Chemed Corp.	150,000	15,504,000
Civitas Solutions, Inc.	1,821,343	29,469,330
VCA, Inc. (a)	600,000	27,342,000
		131,961,742
Pharmaceuticals - 0.9%
Theravance, Inc.	909,497	14,570,142
TOTAL HEALTH CARE		205,206,152
INDUSTRIALS - 15.1%
Air Freight & Logistics - 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	360,220	13,299,322
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 5.6%
ACCO Brands Corp. (a)	2,000,000	$ 16,460,000
HNI Corp.	398,000	18,566,700
Knoll, Inc.	670,200	13,330,278
Quad/Graphics, Inc.	566,294	12,486,783
United Stationers, Inc.	605,800	25,304,266
		86,148,027
Electrical Equipment - 3.2%
EnerSys	616,876	38,739,813
GrafTech International Ltd. (a)	2,496,800	10,711,272
		49,451,085
Machinery - 1.0%
Columbus McKinnon Corp. (NY Shares)	274,000	7,795,300
Mueller Industries, Inc.	255,034	8,278,404
		16,073,704
Professional Services - 2.3%
FTI Consulting, Inc. (a)	876,800	35,405,184
Trading Companies & Distributors - 2.1%
WESCO International, Inc. (a)(d)	400,000	32,964,000
TOTAL INDUSTRIALS		233,341,322
INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 0.7%
Polycom, Inc. (a)	844,532	11,046,479
Electronic Equipment & Components - 6.5%
Ingram Micro, Inc. Class A (a)	1,600,000	42,944,000
SYNNEX Corp.	239,900	16,596,282
Tech Data Corp. (a)	675,000	40,311,000
		99,851,282
Internet Software & Services - 6.6%
Blucora, Inc. (a)	2,050,000	34,747,500
j2 Global, Inc.	500,000	27,045,000
VistaPrint Ltd. (a)	600,000	40,116,000
		101,908,500
IT Services - 5.1%
Booz Allen Hamilton Holding Corp. Class A	1,300,000	34,255,000
CACI International, Inc. Class A (a)	537,200	44,206,186
		78,461,186
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.6%
SS&C Technologies Holdings, Inc. (a)	500,000	$ 24,160,000
TOTAL INFORMATION TECHNOLOGY		315,427,447
MATERIALS - 3.8%
Containers & Packaging - 1.6%
Silgan Holdings, Inc.	500,000	24,580,000
Metals & Mining - 2.2%
Carpenter Technology Corp.	226,600	11,341,330
Haynes International, Inc.	192,300	8,940,027
RTI International Metals, Inc. (a)	549,500	12,940,725
		33,222,082
TOTAL MATERIALS		57,802,082
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
Intelsat SA (a)	850,000	16,541,000
UTILITIES - 2.5%
Electric Utilities - 1.4%
UIL Holdings Corp.	535,500	22,030,470
Gas Utilities - 1.1%
Southwest Gas Corp.	289,100	16,793,819
TOTAL UTILITIES		38,824,289
TOTAL COMMON STOCKS (Cost $1,444,034,036)		1,501,838,924
Money Market Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	32,007,980	$ 32,007,980
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	11,677,250	11,677,250
TOTAL MONEY MARKET FUNDS (Cost $43,685,230)		43,685,230
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,487,719,266)		1,545,524,154
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(5,573,303)
NET ASSETS - 100%		$ 1,539,950,851
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,527
Fidelity Securities Lending Cash Central Fund	175,305
Total	$ 187,832
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 154,400,032	$ 147,638,456	$ 6,761,576	$ -
Consumer Staples	20,073,750	20,073,750	-	-
Energy	64,292,000	64,292,000	-	-
Financials	395,930,850	395,930,850	-	-
Health Care	205,206,152	205,206,152	-	-
Industrials	233,341,322	233,341,322	-	-
Information Technology	315,427,447	315,427,447	-	-
Materials	57,802,082	57,802,082	-	-
Telecommunication Services	16,541,000	16,541,000	-	-
Utilities	38,824,289	38,824,289	-	-
Money Market Funds	43,685,230	43,685,230	-	-
Total Investments in Securities:	$ 1,545,524,154	$ 1,538,762,578	$ 6,761,576	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,733,805) - See accompanying schedule: Unaffiliated issuers (cost $1,444,034,036)	$ 1,501,838,924
Fidelity Central Funds (cost $43,685,230)	43,685,230
Total Investments (cost $1,487,719,266)		$ 1,545,524,154
Receivable for investments sold		8,752,902
Receivable for fund shares sold		11,596,981
Dividends receivable		796,409
Distributions receivable from Fidelity Central Funds		10,239
Prepaid expenses		5,962
Other receivables		1,725
Total assets		1,566,688,372

Liabilities
Payable for investments purchased	$ 13,972,951
Payable for fund shares redeemed	47,309
Accrued management fee	888,747
Other affiliated payables	118,518
Other payables and accrued expenses	32,746
Collateral on securities loaned, at value	11,677,250
Total liabilities		26,737,521

Net Assets		$ 1,539,950,851
Net Assets consist of:
Paid in capital		$ 1,467,035,327
Undistributed net investment income		1,937,963
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		13,173,589
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		57,803,972
Net Assets		$ 1,539,950,851

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2014 (Unaudited)

Series Small Cap Discovery: Net Asset Value, offering price and redemption price per share ($635,270,990 ÷ 60,581,544 shares)	$ 10.49

Class F: Net Asset Value, offering price and redemption price per share ($904,679,861 ÷ 86,196,623 shares)	$ 10.50

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended October 31, 2014 (Unaudited)

Investment Income
Dividends		$ 7,827,429
Income from Fidelity Central Funds		187,832
Total income		8,015,261

Expenses
Management fee	$ 5,315,013
Transfer agent fees	487,290
Accounting and security lending fees	224,730
Custodian fees and expenses	12,610
Independent trustees' compensation	2,976
Audit	23,541
Legal	2,211
Miscellaneous	2,358
Total expenses before reductions	6,070,729
Expense reductions	(699)	6,070,030
Net investment income (loss)		1,945,231
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,439,114
Foreign currency transactions	17
Total net realized gain (loss)		13,439,131
Change in net unrealized appreciation (depreciation) on: Investment securities	50,991,532
Assets and liabilities in foreign currencies	(816)
Total change in net unrealized appreciation (depreciation)		50,990,716
Net gain (loss)		64,429,847
Net increase (decrease) in net assets resulting from operations		$ 66,375,078

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2014 (Unaudited)	For the period November 7, 2013 (commencement of operations) to April 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,945,231	$ 2,898,362
Net realized gain (loss)	13,439,131	14,611,005
Change in net unrealized appreciation (depreciation)	50,990,716	6,813,256
Net increase (decrease) in net assets resulting from operations	66,375,078	24,322,623
Distributions to shareholders from net investment income	(1,330,530)	(1,575,100)
Distributions to shareholders from net realized gain	(14,876,547)	-
Total distributions	(16,207,077)	(1,575,100)
Share transactions - net increase (decrease)	122,961,400	1,344,073,927
Total increase (decrease) in net assets	173,129,401	1,366,821,450

Net Assets
Beginning of period	1,366,821,450	-
End of period (including undistributed net investment income of $1,937,963 and undistributed net investment income of $1,323,262, respectively)	$ 1,539,950,851	$ 1,366,821,450

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Small Cap Discovery

	Six months ended October 31, 2014	Year ended April 30,
	(Unaudited)	2014 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.02
Net realized and unrealized gain (loss)	.44	.15
Total from investment operations	.45	.17
Distributions from net investment income	(.01)	(.01)
Distributions from net realized gain	(.11)	-
Total distributions	(.12)	(.01)
Net asset value, end of period	$ 10.49	$ 10.16
Total ReturnB, C	4.41%	1.70%
Ratios to Average Net Assets E, H
Expenses before reductions	.96%A	.97%A
Expenses net of fee waivers, if any	.96%A	.97%A
Expenses net of all reductions	.96%A	.96%A
Net investment income (loss)	.18% A	.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 635,271	$ 572,515
Portfolio turnover rateF	28% A	29% I, J

K Annualized

L Total returns for periods of less than one year are not annualized.

M Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

N Calculated based on average shares outstanding during the period.

O Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

P Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Q For the period November 7, 2013 (commencement of operations) to April 30, 2014.

R Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

S Portfolio turnover rate excludes securities received or delivered in-kind.

T Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended October 31, 2014	Year ended April 30,
	(Unaudited)	2014 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.03
Net realized and unrealized gain (loss)	.44	.14
Total from investment operations	.46	.17
Distributions from net investment income	(.01)	(.01)
Distributions from net realized gain	(.11)	-
Total distributions	(.12)	(.01)
Net asset value, end of period	$ 10.50	$ 10.16
Total ReturnB, C	4.56%	1.73%
Ratios to Average Net Assets E, H
Expenses before reductions	.80%A	.79%A
Expenses net of fee waivers, if any	.80%A	.79%A
Expenses net of all reductions	.80%A	.79%A
Net investment income (loss)	.35% A	.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 904,680	$ 794,307
Portfolio turnover rateF	28% A	29% I, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 7, 2013 (commencement of operations) to April 30, 2014.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2014 (Unaudited)

12. Organization.

Fidelity® Series Small Cap Discovery Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Small Cap Discovery and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

13. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

14. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 145,595,908
Gross unrealized depreciation	(87,791,020)
Net unrealized appreciation (depreciation) on securities	$ 57,804,888

Tax cost	$ 1,487,719,266

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

15. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $278,401,562 and $191,955,288, respectively.

16. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Series Small Cap Discovery as compared to its benchmark index, the Russell 2000® Index, over the same 36 month performance period. The Fund's performance adjustment will not take effect until November 1, 2014. Subsequent months will be added until the performance period includes 36 months. Under the management contract, effective December 1, 2013 the management fee is increased for a transitional management fee adjustment equal to $67,300 per month. This transitional management fee adjustment will remain in place through May 31, 2015. For the reporting period, the total annualized management fee rate was .76% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

asset-based fees that vary according to the account size and type of account of the shareholders of Series Small Cap Discovery. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Series Small Cap Discovery	$ 487,290.17

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,936 for the period.

17. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $962 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

18. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

7. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $175,305. During the period, there were no securities loaned to FCM.

19. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $699 for the period.

20. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2014	Year ended April 30, 2014 A
From net investment income
Series Small Cap Discovery	$ 388,844	$ 587,217
Class F	941,686	987,883
Total	$ 1,330,530	$ 1,575,100
From net realized gain
Series Small Cap Discovery	$ 6,165,947	$ -
Class F	8,710,600	-
Total	$ 14,876,547	$ -

A For the period November 7, 2013 (commencement of operations) to April 30, 2014.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

21. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2014	Year ended April 30, 2014 A	Six months ended October 31, 2014	Year ended April 30, 2014 A
Series Small Cap Discovery
Shares sold	7,761,782	62,349,165 B	$ 78,626,219	$ 623,684,104 B
Reinvestment of distributions	624,266	57,570	6,554,791	587,217
Shares redeemed	(4,176,388)	(6,034,851)	(42,825,544)	(61,504,470)
Net increase (decrease)	4,209,660	56,371,884	$ 42,355,466	$ 562,766,851
Class F
Shares sold	12,959,575	83,885,048 B	$ 131,264,647	$ 839,706,612 B
Reinvestment of distributions	919,265	96,946	9,652,286	987,883
Shares redeemed	(5,851,530)	(5,812,681)	(60,310,999)	(59,387,419)
Net increase (decrease)	8,027,310	78,169,313	$ 80,605,934	$ 781,307,076

A For the period November 7, 2013 (commencement of operations) to April 30, 2014

B Amount includes in-kind exchanges.

22. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Small Cap Discovery Fund

In connection with a separate internal corporate reorganization involving Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's subadvisory agreement with FMR Japan to reflect that, after this reorganization, Fidelity Management & Research (Japan) Limited will carry on the business of FMR Japan.  The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with the reorganization and that the same personnel and resources will be available to the fund with the new entity.  After considering all of the factors it believed relevant, the Board concluded that the amended sub-advisory agreement should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

XS4-SANN-1214
1.968032.100

Fidelity®

Small Cap Discovery

Fund

Semiannual Report

October 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Actual	1.05%	$ 1,000.00	$ 1,044.50	$ 5.41
Hypothetical A		$ 1,000.00	$ 1,019.91	$ 5.35

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
TCF Financial Corp.	2.9	3.0
CACI International, Inc. Class A	2.9	2.3
j2 Global, Inc.	2.8	2.3
Ingram Micro, Inc. Class A	2.8	2.7
Tech Data Corp.	2.7	3.1
EnerSys	2.7	2.4
Federated Investors, Inc. Class B (non-vtg.)	2.7	2.3
FTI Consulting, Inc.	2.7	2.1
Brunswick Corp.	2.6	2.1
SS&C Technologies Holdings, Inc.	2.4	2.1
	27.2
Top Five Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.5	21.7
Information Technology	20.7	20.0
Consumer Discretionary	14.8	15.8
Health Care	14.6	15.2
Industrials	14.0	13.6
Asset Allocation (% of fund's net assets)
As of October 31, 2014*		As of April 30, 2014**
	Stocks 99.5%		Stocks 99.6%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Foreign investments	5.3%	** Foreign investments	3.4%

Semiannual Report

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 14.8%
Diversified Consumer Services - 0.6%
Regis Corp.	2,200,000	$ 37,356,000
Leisure Products - 2.6%
Brunswick Corp.	3,300,000	154,440,000
Multiline Retail - 1.5%
Big Lots, Inc.	2,000,000	91,300,000
Specialty Retail - 9.4%
Aarons, Inc. Class A (e)	5,584,735	138,278,039
Asbury Automotive Group, Inc. (a)	600,000	42,024,000
Genesco, Inc. (a)(e)	1,700,000	130,373,000
Murphy U.S.A., Inc. (a)	1,900,000	108,870,000
Rent-A-Center, Inc. (e)	4,181,161	129,490,556
Tsutsumi Jewelry Co. Ltd.	665,900	16,378,805
		565,414,400
Textiles, Apparel & Luxury Goods - 0.7%
Vera Bradley, Inc. (a)(d)	1,868,492	42,601,618
TOTAL CONSUMER DISCRETIONARY		891,112,018
CONSUMER STAPLES - 1.7%
Food Products - 1.7%
Post Holdings, Inc. (a)(d)(e)	2,717,900	101,921,250
ENERGY - 2.0%
Energy Equipment & Services - 2.0%
Superior Energy Services, Inc.	4,900,000	123,235,000
FINANCIALS - 23.5%
Banks - 9.7%
Associated Banc-Corp.	5,470,000	102,836,000
Cathay General Bancorp	2,450,000	64,704,500
First Citizen Bancshares, Inc.	514,624	129,278,695
National Penn Bancshares, Inc.	4,120,100	42,395,829
PacWest Bancorp	1,700,000	72,522,000
TCF Financial Corp. (e)	11,200,000	173,039,998
		584,777,022
Capital Markets - 4.9%
Federated Investors, Inc. Class B (non-vtg.) (d)	5,220,000	163,229,400
Waddell & Reed Financial, Inc. Class A	2,700,000	128,898,000
		292,127,400
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 1.3%
Cash America International, Inc.	1,075,193	$ 52,845,736
EZCORP, Inc. (non-vtg.) Class A (a)	2,508,144	28,291,864
		81,137,600
Insurance - 2.0%
Amerisafe, Inc. (e)	1,160,000	48,372,000
Platinum Underwriters Holdings Ltd.	1,152,250	72,165,418
		120,537,418
Real Estate Investment Trusts - 2.8%
Franklin Street Properties Corp.	4,866,371	58,347,788
Rouse Properties, Inc.	618,997	11,271,935
The GEO Group, Inc.	2,400,000	95,856,000
		165,475,723
Thrifts & Mortgage Finance - 2.8%
Astoria Financial Corp.	4,475,000	58,846,250
Washington Federal, Inc. (e)	5,051,700	110,278,611
		169,124,861
TOTAL FINANCIALS		1,413,180,024
HEALTH CARE - 14.6%
Health Care Equipment & Supplies - 3.5%
Hill-Rom Holdings, Inc.	2,100,000	93,408,000
Integra LifeSciences Holdings Corp. (a)(e)	2,319,648	118,557,209
		211,965,209
Health Care Providers & Services - 10.0%
AmSurg Corp. (a)	2,140,000	115,581,400
Centene Corp. (a)	550,000	50,968,500
Chemed Corp. (d)(e)	1,050,000	108,528,000
Owens & Minor, Inc. (d)(e)	3,200,000	106,624,000
Team Health Holdings, Inc. (a)	1,300,000	81,302,000
VCA, Inc. (a)	3,000,000	136,710,000
		599,713,900
Pharmaceuticals - 1.1%
Theravance, Inc. (d)	4,081,353	65,383,275
TOTAL HEALTH CARE		877,062,384
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 14.0%
Commercial Services & Supplies - 3.6%
HNI Corp.	2,050,226	$ 95,643,043
Quad/Graphics, Inc. (e)	2,477,412	54,626,935
United Stationers, Inc.	1,562,600	65,269,802
		215,539,780
Electrical Equipment - 4.2%
EnerSys (e)	2,600,000	163,280,000
GrafTech International Ltd. (a)(d)(e)	11,498,151	49,327,068
Powell Industries, Inc. (e)	894,113	40,708,965
		253,316,033
Machinery - 1.2%
Blount International, Inc. (a)	1,096,602	16,788,977
Columbus McKinnon Corp. (NY Shares) (e)	1,870,000	53,201,500
		69,990,477
Professional Services - 2.7%
FTI Consulting, Inc. (a)(e)	4,000,000	161,520,000
Trading Companies & Distributors - 2.3%
Diploma PLC	3,000,000	33,377,740
WESCO International, Inc. (a)	1,315,322	108,395,686
		141,773,426
TOTAL INDUSTRIALS		842,139,716
INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 1.2%
Polycom, Inc. (a)	5,500,000	71,940,000
Electronic Equipment & Components - 6.7%
Ingram Micro, Inc. Class A (a)	6,250,000	167,750,000
SYNNEX Corp.	1,012,681	70,057,272
Tech Data Corp. (a)(e)	2,773,825	165,652,829
		403,460,101
Internet Software & Services - 5.1%
Blucora, Inc. (a)(e)	2,053,387	34,804,910
j2 Global, Inc. (d)(e)	3,150,000	170,383,500
QuinStreet, Inc. (a)(e)	4,000,000	16,200,000
VistaPrint Ltd. (a)	1,250,000	83,575,000
		304,963,410
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 4.6%
Booz Allen Hamilton Holding Corp. Class A	4,000,000	$ 105,400,000
CACI International, Inc. Class A (a)(e)	2,089,016	171,905,127
		277,305,127
Software - 3.1%
Monotype Imaging Holdings, Inc.	1,500,000	42,915,000
SS&C Technologies Holdings, Inc. (a)	3,050,000	147,376,000
		190,291,000
TOTAL INFORMATION TECHNOLOGY		1,247,959,638
MATERIALS - 4.2%
Containers & Packaging - 1.2%
Silgan Holdings, Inc.	1,450,000	71,282,000
Metals & Mining - 3.0%
Carpenter Technology Corp.	1,600,000	80,080,000
Haynes International, Inc. (e)	1,009,944	46,952,297
RTI International Metals, Inc. (a)(e)	2,185,000	51,456,750
		178,489,047
TOTAL MATERIALS		249,771,047
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
Intelsat SA (a)(e)	5,800,000	112,868,000
UTILITIES - 2.1%
Electric Utilities - 2.1%
UIL Holdings Corp. (e)	3,000,629	123,445,877
TOTAL COMMON STOCKS (Cost $4,513,367,556)		5,982,694,954
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	37,551,995	$ 37,551,995
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	192,190,600	192,190,600
TOTAL MONEY MARKET FUNDS (Cost $229,742,595)		229,742,595
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $4,743,110,151)		6,212,437,549
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(197,613,623)
NET ASSETS - 100%		$ 6,014,823,926
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,793
Fidelity Securities Lending Cash Central Fund	1,139,537
Total	$ 1,152,330
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aarons, Inc. Class A	$ 164,574,508	$ 6,600	$ -	$ 234,553	$ 138,278,039
Amerisafe, Inc.	49,474,000	-	-	278,400	48,372,000
AmSurg Corp.	92,683,400	-	-	-	-
Big Lots, Inc.	136,275,000	-	65,589,070	1,087,065	-
Blount International, Inc.	30,071,550	-	24,258,487	-	-
Blucora, Inc	39,527,700	-	-	-	34,804,910
CACI International, Inc. Class A	145,499,964	-	-	-	171,905,127
Chemed Corp.	131,150,250	-	51,697,637	566,174	108,528,000
Columbus McKinnon Corp. (NY Shares)	49,536,300	-	-	149,600	53,201,500
EnerSys	155,434,000	18,091,599	-	805,000	163,280,000
Franklin Street Properties Corp.	81,606,000	-	21,570,311	1,673,363	-
FTI Consulting, Inc.	137,200,000	-	-	-	161,520,000
Genesco, Inc.	129,829,000	-	-	-	130,373,000
GrafTech International Ltd.	128,894,273	-	-	-	49,327,068
Haynes International, Inc.	53,577,529	-	-	444,375	46,952,297
Integra LifeSciences Holdings Corp.	105,729,556	-	-	-	118,557,209
Intelsat SA	105,444,000	-	-	-	112,868,000
j2 Global, Inc.	146,034,000	-	-	1,724,625	170,383,500
Monotype Imaging Holdings, Inc.	67,929,240	-	29,907,059	361,768	-
Owens & Minor, Inc.	114,036,000	-	6,556,482	1,600,000	106,624,000
Polycom, Inc.	143,664,000	-	74,660,398	-	-
Post Holdings, Inc.	142,037,454	-	-	-	101,921,250
Powell Industries, Inc.	72,818,000	-	16,409,779	511,028	40,708,965
Quad/Graphics, Inc.	55,809,955	-	2,268,106	1,520,186	54,626,935
QuinStreet, Inc.	24,400,000	-	-	-	16,200,000
Regis Corp.	45,990,000	-	20,932,563	-	-
Rent-A-Center, Inc.	122,131,713	-	-	1,923,334	129,490,556
RTI International Metals, Inc.	75,609,600	-	11,381,330	-	51,456,750
TCF Financial Corp.	196,250,000	-	20,941,529	1,215,000	173,039,998
Tech Data Corp.	201,456,823	-	28,641,567	-	165,652,829
UIL Holdings Corp.	110,213,103	-	-	2,592,545	123,445,877
VCA, Inc.	140,898,000	-	61,023,984	-	-
Affiliate	Value, beginning of period	Purchases	Sales roceeds	Dividend Income	Value, end of period
Vera Bradley, Inc.	$ 61,368,324	$ -	$ 8,179,873	$ -	$ -
Washington Federal, Inc.	112,395,114	-	3,273,305	1,306,968	110,278,611
World Acceptance Corp.	42,826,740	-	41,337,049	-	-
Total	$ 3,612,375,096	$ 18,098,199	$ 488,628,529	$ 17,993,984	$ 2,581,796,421
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 891,112,018	$ 874,733,213	$ 16,378,805	$ -
Consumer Staples	101,921,250	101,921,250	-	-
Energy	123,235,000	123,235,000	-	-
Financials	1,413,180,024	1,413,180,024	-	-
Health Care	877,062,384	877,062,384	-	-
Industrials	842,139,716	842,139,716	-	-
Information Technology	1,247,959,638	1,247,959,638	-	-
Materials	249,771,047	249,771,047	-	-
Telecommunication Services	112,868,000	112,868,000	-	-
Utilities	123,445,877	123,445,877	-	-
Money Market Funds	229,742,595	229,742,595	-	-
Total Investments in Securities:	$ 6,212,437,549	$ 6,196,058,744	$ 16,378,805	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $187,530,686) - See accompanying schedule: Unaffiliated issuers (cost $2,340,517,409)	$ 3,400,898,533
Fidelity Central Funds (cost $229,742,595)	229,742,595
Other affiliated issuers (cost $2,172,850,147)	2,581,796,421
Total Investments (cost $4,743,110,151)		$ 6,212,437,549
Cash		1,212,874
Receivable for investments sold		19,353,731
Receivable for fund shares sold		4,522,225
Dividends receivable		3,180,943
Distributions receivable from Fidelity Central Funds		167,301
Prepaid expenses		22,249
Other receivables		13,166
Total assets		6,240,910,038

Liabilities
Payable for investments purchased	$ 18,903,452
Payable for fund shares redeemed	9,829,548
Accrued management fee	4,117,105
Other affiliated payables	990,098
Other payables and accrued expenses	55,309
Collateral on securities loaned, at value	192,190,600
Total liabilities		226,086,112

Net Assets		$ 6,014,823,926
Net Assets consist of:
Paid in capital		$ 4,161,262,169
Undistributed net investment income		8,921,841
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		375,314,737
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,469,325,179
Net Assets, for 195,747,681 shares outstanding		$ 6,014,823,926
Net Asset Value, offering price and redemption price per share ($6,014,823,926 ÷ 195,747,681 shares)		$ 30.73

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended October 31, 2014 (Unaudited)

Investment Income
Dividends (including $17,993,984 earned from other affiliated issuers)		$ 40,567,267
Income from Fidelity Central Funds		1,152,330
Total income		41,719,597

Expenses
Management fee Basic fee	$ 21,912,859
Performance adjustment	4,544,282
Transfer agent fees	5,578,967
Accounting and security lending fees	594,756
Custodian fees and expenses	41,669
Independent trustees' compensation	13,717
Registration fees	42,525
Audit	30,575
Legal	10,515
Interest	1,652
Miscellaneous	24,970
Total expenses before reductions	32,796,487
Expense reductions	(20,260)	32,776,227
Net investment income (loss)		8,943,370
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	294,575,701
Other affiliated issuers	86,318,763
Foreign currency transactions	121
Total net realized gain (loss)		380,894,585
Change in net unrealized appreciation (depreciation) on: Investment securities	(126,676,086)
Assets and liabilities in foreign currencies	(1,978)
Total change in net unrealized appreciation (depreciation)		(126,678,064)
Net gain (loss)		254,216,521
Net increase (decrease) in net assets resulting from operations		$ 263,159,891

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,943,370	$ 9,884,702
Net realized gain (loss)	380,894,585	500,365,497
Change in net unrealized appreciation (depreciation)	(126,678,064)	590,549,515
Net increase (decrease) in net assets resulting from operations	263,159,891	1,100,799,714
Distributions to shareholders from net investment income	(4,343,335)	(7,083,948)
Distributions to shareholders from net realized gain	(287,280,007)	(383,644,676)
Total distributions	(291,623,342)	(390,728,624)
Share transactions Proceeds from sales of shares	319,991,663	1,436,403,688
Reinvestment of distributions	272,778,631	365,065,489
Cost of shares redeemed	(1,007,603,796)	(1,706,009,510)
Net increase (decrease) in net assets resulting from share transactions	(414,833,502)	95,459,667
Redemption fees	220,702	806,812
Total increase (decrease) in net assets	(443,076,251)	806,337,569

Net Assets
Beginning of period	6,457,900,177	5,651,562,608
End of period (including undistributed net investment income of $8,921,841 and undistributed net investment income of $4,321,806, respectively)	$ 6,014,823,926	$ 6,457,900,177
Other Information Shares
Sold	10,600,102	48,454,801
Issued in reinvestment of distributions	8,865,083	12,531,624
Redeemed	(33,592,447)	(56,944,515)
Net increase (decrease)	(14,127,262)	4,041,910

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 30.77	$ 27.46	$ 22.37	$ 22.78	$ 18.43	$ 11.27
Income from Investment Operations
Net investment income (loss) D	.04	.05	.25	(.02)	-G,J	.02
Net realized and unrealized gain (loss)	1.33	5.10	5.55	.11	4.43	7.18
Total from investment operations	1.37	5.15	5.80	.09	4.43	7.20
Distributions from net investment income	(.02)	(.03)	(.22)	-	- H	(.05)
Distributions from net realized gain	(1.39)	(1.81)	(.49)	(.51)	(.10) H	-
Total distributions	(1.41)	(1.84)	(.72) K	(.51)	(.10)	(.05)
Redemption fees added to paid in capital D	- J	- J	.01	.01	.02	.01
Net asset value, end of period	$ 30.73	$ 30.77	$ 27.46	$ 22.37	$ 22.78	$ 18.43
Total ReturnB, C	4.45%	19.26%	26.69%	.72%	24.22%	64.12%
Ratios to Average Net AssetsE, I
Expenses before reductions	1.05%A	1.01%	1.06%	1.07%	1.08%	1.26%
Expenses net of fee waivers, if any	1.05%A	1.01%	1.06%	1.07%	1.05%	1.05%
Expenses net of all reductions	1.05%A	1.01%	1.05%	1.07%	1.04%	1.04%
Net investment income (loss)	.29%A	.15%	1.02%	(.12)%	(.01)% G	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,014,824	$ 6,457,900	$ 5,651,563	$ 2,780,931	$ 2,103,237	$ 576,632
Portfolio turnover rateF	13% A	17%	26%	20%	11%	37%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J Amount represents less than $.01 per share. K Total distributions of $.72 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.493 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2014 (Unaudited)

1. Organization.

Fidelity Small Cap Discovery Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective after the close of business on January 31, 2013, the Fund was closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses - continued

of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,671,409,741
Gross unrealized depreciation	(204,836,630)
Net unrealized appreciation (depreciation) on securities	$ 1,466,573,111

Tax cost	$ 4,745,864,438

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $415,354,503 and $1,112,000,812, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .85% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17,416 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,736,714.32%		$ 1,652

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,412 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan

Semiannual Report

7. Security Lending - continued

securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,139,537, including $3,287 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $15,475 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $4,785.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Small Cap Discovery Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Small Cap Discovery Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is partially closed to new investors, it continues to incur investment management expenses, and marketing and distribution expenses related to the retention of existing shareholders and assets. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
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Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SMR-USAN-1214
1.784865.111

Fidelity®

Small Cap Stock

Fund

Semiannual Report

October 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Actual	.66%	$ 1,000.00	$ 1,055.00	$ 3.42
Hypothetical A		$ 1,000.00	$ 1,021.88	$ 3.36

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Coresite Realty Corp.	2.1	1.3
Plantronics, Inc.	1.9	1.4
Silgan Holdings, Inc.	1.9	1.2
AECOM Technology Corp.	1.8	1.8
Allied World Assurance Co.	1.8	2.0
Riverbed Technology, Inc.	1.8	1.7
Parametric Technology Corp.	1.7	1.8
FirstMerit Corp.	1.6	1.6
Teledyne Technologies, Inc.	1.6	1.4
Dechra Pharmaceuticals PLC	1.6	1.7
	17.8
Top Five Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.2	21.0
Financials	23.1	20.2
Industrials	12.3	16.0
Consumer Discretionary	11.1	11.0
Health Care	10.8	11.1
Asset Allocation (% of fund's net assets)
As of October 31, 2014*		As of April 30, 2014**
	Stocks 98.9%		Stocks 98.7%
	Short-Term Investments and Net Other Assets (Liabilities) 1.1%		Short-Term Investments and Net Other Assets (Liabilities) 1.3%
* Foreign investments	13.0%	** Foreign investments	17.3%

Semiannual Report

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.1%
Hotels, Restaurants & Leisure - 0.9%
Bloomin' Brands, Inc. (a)	115,000	$ 2,175
Extended Stay America, Inc. unit	516,000	11,899
Ruth's Hospitality Group, Inc.	138,450	1,685
		15,759
Household Durables - 0.4%
De Longhi SpA	427,243	8,342
Internet & Catalog Retail - 0.9%
HSN, Inc.	242,000	15,989
Leisure Products - 0.5%
Amer Group PLC (A Shares)	443,862	8,494
Media - 0.3%
Sinclair Broadcast Group, Inc. Class A (d)	163,000	4,735
Multiline Retail - 0.9%
Dillard's, Inc. Class A	165,200	17,472
Specialty Retail - 5.3%
GNC Holdings, Inc.	380,600	15,822
Lumber Liquidators Holdings, Inc. (a)(d)	192,900	10,372
Murphy U.S.A., Inc. (a)	412,910	23,660
Office Depot, Inc. (a)	2,263,655	11,816
Vitamin Shoppe, Inc. (a)	405,000	19,007
Zumiez, Inc. (a)	509,858	17,019
		97,696
Textiles, Apparel & Luxury Goods - 1.9%
Fossil Group, Inc. (a)	87,900	8,936
G-III Apparel Group Ltd. (a)	166,200	13,188
Steven Madden Ltd. (a)	423,132	13,265
		35,389
TOTAL CONSUMER DISCRETIONARY		203,876
CONSUMER STAPLES - 1.4%
Beverages - 1.0%
Coca-Cola Bottling Co. Consolidated	206,242	18,653
Food & Staples Retailing - 0.4%
Cosmos Pharmaceutical Corp.	55,000	7,864
TOTAL CONSUMER STAPLES		26,517
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 6.0%
Energy Equipment & Services - 1.8%
Dril-Quip, Inc. (a)	153,000	$ 13,762
Helix Energy Solutions Group, Inc. (a)	456,849	12,170
Western Energy Services Corp.	1,196,800	7,592
		33,524
Oil, Gas & Consumable Fuels - 4.2%
Ardmore Shipping Corp.	913,729	9,256
EQT Midstream Partners LP	130,000	11,515
Northern Oil & Gas, Inc. (a)(d)	955,607	10,798
Scorpio Tankers, Inc.	212,672	1,857
Targa Resources Corp.	112,300	14,445
World Fuel Services Corp.	684,000	28,208
		76,079
TOTAL ENERGY		109,603
FINANCIALS - 23.1%
Banks - 10.0%
City National Corp.	356,600	28,068
Customers Bancorp, Inc.	616,524	11,776
East West Bancorp, Inc.	339,803	12,491
FirstMerit Corp.	1,625,000	29,819
Popular, Inc. (a)	271,000	8,639
Prosperity Bancshares, Inc.	376,245	22,721
Spar Nord Bank A/S	2,377,544	24,018
UMB Financial Corp.	411,592	24,523
United Community Bank, Inc.	1,159,200	20,900
		182,955
Capital Markets - 2.6%
AllianceBernstein Holding LP	583,700	15,526
OM Asset Management Ltd. (a)	710,000	10,629
Vontobel Holdings AG	575,099	20,890
		47,045
Consumer Finance - 0.9%
Springleaf Holdings, Inc.	459,200	17,183
Insurance - 4.6%
Allied World Assurance Co.	864,000	32,832
Employers Holdings, Inc.	325,000	6,627
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Primerica, Inc.	557,237	$ 28,503
Validus Holdings Ltd.	404,400	16,087
		84,049
Real Estate Investment Trusts - 4.2%
CBL & Associates Properties, Inc.	979,900	18,745
Coresite Realty Corp.	1,017,768	37,675
Piedmont Office Realty Trust, Inc. Class A	663,200	12,899
WP Carey, Inc.	122,000	8,262
		77,581
Real Estate Management & Development - 0.8%
Altisource Portfolio Solutions SA (a)(d)	193,381	14,438
TOTAL FINANCIALS		423,251
HEALTH CARE - 10.8%
Biotechnology - 2.5%
Acorda Therapeutics, Inc. (a)	35,000	1,219
Adamas Pharmaceuticals, Inc.	30,000	457
ArQule, Inc. (a)	1,523,005	1,751
Biota Pharmaceuticals, Inc. (a)	354,700	869
Cellular Dynamics International, Inc. (a)(d)	51,065	397
Curis, Inc. (a)(d)	589,206	772
Cytokinetics, Inc. (a)	520,335	1,910
Discovery Laboratories, Inc. (a)	100,000	183
Emergent BioSolutions, Inc. (a)	85,000	1,923
Hyperion Therapeutics, Inc. (a)	20,000	486
Mast Therapeutics, Inc. warrants 6/14/18 (a)	400,000	60
Momenta Pharmaceuticals, Inc. (a)	70,012	764
Nanosphere, Inc. (a)	2,000,125	880
Novavax, Inc. (a)	1,634,209	9,152
OncoGenex Pharmaceuticals, Inc. (a)(d)	540,930	1,212
Onconova Therapeutics, Inc. (a)(d)	152,024	739
PDL BioPharma, Inc. (d)	77,900	664
Rigel Pharmaceuticals, Inc. (a)	180,000	356
Synageva BioPharma Corp. (a)	90,400	6,847
Targacept, Inc. (a)	528,956	1,238
United Therapeutics Corp. (a)	100,930	13,219
Vical, Inc. (a)	1,158,407	1,448
		46,546
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.2%
Cyberonics, Inc. (a)	408,300	$ 21,436
Integra LifeSciences Holdings Corp. (a)	192,064	9,816
Masimo Corp. (a)	191,279	4,828
Steris Corp.	365,501	22,588
		58,668
Health Care Providers & Services - 3.0%
Air Methods Corp. (a)	51,440	2,430
Hanger, Inc. (a)	312,897	7,488
MWI Veterinary Supply, Inc. (a)	120,200	20,393
Providence Service Corp. (a)	217,418	9,606
Team Health Holdings, Inc. (a)	248,080	15,515
		55,432
Pharmaceuticals - 2.1%
Dechra Pharmaceuticals PLC	2,403,652	29,146
Endocyte, Inc. (a)(d)	243,945	1,460
Theravance, Inc. (d)	435,157	6,971
		37,577
TOTAL HEALTH CARE		198,223
INDUSTRIALS - 12.3%
Aerospace & Defense - 2.6%
AAR Corp.	162,463	4,305
Esterline Technologies Corp. (a)	32,295	3,782
Teledyne Technologies, Inc. (a)	283,418	29,371
Triumph Group, Inc.	148,000	10,305
		47,763
Commercial Services & Supplies - 0.3%
Regus PLC	1,904,129	6,010
Construction & Engineering - 1.8%
AECOM Technology Corp. (a)	1,016,063	33,073
Electrical Equipment - 1.0%
Regal-Beloit Corp.	252,000	17,884
Machinery - 1.3%
Graco, Inc.	48,559	3,812
Manitowoc Co., Inc.	400,100	8,338
Valmont Industries, Inc.	83,000	11,302
		23,452
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 2.1%
Corporate Executive Board Co.	222,900	$ 16,428
Dun & Bradstreet Corp.	72,244	8,872
Huron Consulting Group, Inc. (a)	189,572	13,196
		38,496
Trading Companies & Distributors - 3.2%
DXP Enterprises, Inc. (a)	221,000	14,650
Watsco, Inc.	206,800	21,015
WESCO International, Inc. (a)(d)	274,900	22,655
		58,320
TOTAL INDUSTRIALS		224,998
INFORMATION TECHNOLOGY - 23.2%
Communications Equipment - 6.7%
Aruba Networks, Inc. (a)	1,187,869	25,634
Brocade Communications Systems, Inc.	678,600	7,281
NETGEAR, Inc. (a)	451,509	15,369
Plantronics, Inc.	657,551	34,107
Polycom, Inc. (a)	552,300	7,224
Riverbed Technology, Inc. (a)	1,709,000	32,454
		122,069
Electronic Equipment & Components - 2.0%
Ingram Micro, Inc. Class A (a)	829,400	22,261
Zebra Technologies Corp. Class A (a)	197,000	14,529
		36,790
Internet Software & Services - 1.5%
Bankrate, Inc. (a)	1,526,674	16,580
Perficient, Inc. (a)	659,115	10,928
		27,508
IT Services - 4.4%
Broadridge Financial Solutions, Inc.	227,409	9,990
EPAM Systems, Inc. (a)	51,898	2,478
Genpact Ltd. (a)	636,050	11,163
Global Payments, Inc.	229,530	18,477
Maximus, Inc.	567,000	27,477
Total System Services, Inc.	353,814	11,955
		81,540
Semiconductors & Semiconductor Equipment - 2.9%
Entegris, Inc. (a)	1,564,056	21,240
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
RF Micro Devices, Inc. (a)(d)	1,685,000	$ 21,922
Semtech Corp. (a)	395,900	10,048
		53,210
Software - 5.7%
BroadSoft, Inc. (a)	348,277	7,976
Constellation Software, Inc.	34,500	9,719
Mentor Graphics Corp.	992,170	21,024
Parametric Technology Corp. (a)	831,300	31,714
Solera Holdings, Inc.	474,900	24,671
Synchronoss Technologies, Inc. (a)	177,902	9,192
		104,296
TOTAL INFORMATION TECHNOLOGY		425,413
MATERIALS - 7.7%
Chemicals - 1.7%
Chemtura Corp. (a)	765,200	17,822
Ferro Corp. (a)	1,068,986	14,025
		31,847
Containers & Packaging - 1.9%
Silgan Holdings, Inc.	691,412	33,990
Metals & Mining - 0.7%
Commercial Metals Co.	740,800	12,808
Paper & Forest Products - 3.4%
Boise Cascade Co. (a)	735,600	26,526
Kapstone Paper & Packaging Corp. (a)	256,300	7,884
P.H. Glatfelter Co.	603,223	15,219
Schweitzer-Mauduit International, Inc.	310,686	13,378
		63,007
TOTAL MATERIALS		141,652
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
Drillisch AG (d)	346,767	12,033
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.6%
Electric Utilities - 1.4%
Cleco Corp.	211,400	$ 11,365
IDACORP, Inc.	213,648	13,509
		24,874
Independent Power and Renewable Electricity Producers - 1.2%
Pattern Energy Group, Inc.	759,500	21,858
TOTAL UTILITIES		46,732
TOTAL COMMON STOCKS (Cost $1,457,455)		1,812,298
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 0.11% (b)	22,966,147	22,966
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	42,067,959	42,068
TOTAL MONEY MARKET FUNDS (Cost $65,034)		65,034
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $1,522,489)		1,877,332
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(45,264)
NET ASSETS - 100%		$ 1,832,068
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 16
Fidelity Securities Lending Cash Central Fund	327
Total	$ 343
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 203,876	$ 203,876	$ -	$ -
Consumer Staples	26,517	18,653	7,864	-
Energy	109,603	109,603	-	-
Financials	423,251	423,251	-	-
Health Care	198,223	198,163	-	60
Industrials	224,998	224,998	-	-
Information Technology	425,413	425,413	-	-
Materials	141,652	141,652	-	-
Telecommunication Services	12,033	12,033	-	-
Utilities	46,732	46,732	-	-
Money Market Funds	65,034	65,034	-	-
Total Investments in Securities:	$ 1,877,332	$ 1,869,408	$ 7,864	$ 60
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.0%
Switzerland	2.9%
United Kingdom	2.2%
Bermuda	1.5%
Denmark	1.3%
Others (Individually Less Than 1%)	5.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $41,947) - See accompanying schedule: Unaffiliated issuers (cost $1,457,455)	$ 1,812,298
Fidelity Central Funds (cost $65,034)	65,034
Total Investments (cost $1,522,489)		$ 1,877,332
Cash		41
Receivable for investments sold		20,760
Receivable for fund shares sold		482
Dividends receivable		905
Distributions receivable from Fidelity Central Funds		37
Prepaid expenses		3
Other receivables		37
Total assets		1,899,597

Liabilities
Payable for investments purchased	$ 22,861
Payable for fund shares redeemed	1,621
Accrued management fee	584
Other affiliated payables	338
Other payables and accrued expenses	57
Collateral on securities loaned, at value	42,068
Total liabilities		67,529

Net Assets		$ 1,832,068
Net Assets consist of:
Paid in capital		$ 1,325,562
Undistributed net investment income		4,168
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		147,509
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		354,829
Net Assets, for 91,917 shares outstanding		$ 1,832,068
Net Asset Value, offering price and redemption price per share ($1,832,068 ÷ 91,917 shares)		$ 19.93

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended October 31, 2014 (Unaudited)

Investment Income
Dividends		$ 10,109
Income from Fidelity Central Funds		343
Total income		10,452

Expenses
Management fee Basic fee	$ 6,726
Performance adjustment	(2,669)
Transfer agent fees	1,836
Accounting and security lending fees	299
Custodian fees and expenses	43
Independent trustees' compensation	4
Registration fees	12
Audit	28
Legal	4
Miscellaneous	12
Total expenses before reductions	6,295
Expense reductions	(67)	6,228
Net investment income (loss)		4,224
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	149,625
Foreign currency transactions	(21)
Total net realized gain (loss)		149,604
Change in net unrealized appreciation (depreciation) on: Investment securities	(50,487)
Assets and liabilities in foreign currencies	(15)
Total change in net unrealized appreciation (depreciation)		(50,502)
Net gain (loss)		99,102
Net increase (decrease) in net assets resulting from operations		$ 103,326

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,224	$ 13,268
Net realized gain (loss)	149,604	342,863
Change in net unrealized appreciation (depreciation)	(50,502)	43,351
Net increase (decrease) in net assets resulting from operations	103,326	399,482
Distributions to shareholders from net investment income	(5,952)	(7,087)
Distributions to shareholders from net realized gain	(186,611)	(259,616)
Total distributions	(192,563)	(266,703)
Share transactions Proceeds from sales of shares	40,824	154,514
Reinvestment of distributions	187,151	260,183
Cost of shares redeemed	(357,006)	(996,917)
Net increase (decrease) in net assets resulting from share transactions	(129,031)	(582,220)
Redemption fees	31	137
Total increase (decrease) in net assets	(218,237)	(449,304)

Net Assets
Beginning of period	2,050,305	2,499,609
End of period (including undistributed net investment income of $4,168 and undistributed net investment income of $5,896, respectively)	$ 1,832,068	$ 2,050,305
Other Information Shares
Sold	2,081	7,610
Issued in reinvestment of distributions	9,578	13,308
Redeemed	(18,159)	(48,879)
Net increase (decrease)	(6,500)	(27,961)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.83	$ 19.78	$ 18.49	$ 21.70	$ 17.74	$ 10.88
Income from Investment Operations
Net investment income (loss) D	.04	.12 G	.09	(.05) H	(.03) I	(.07)
Net realized and unrealized gain (loss)	1.07	3.24	1.76	(3.16)	3.98	6.93
Total from investment operations	1.11	3.36	1.85	(3.21)	3.95	6.86
Distributions from net investment income	(.06)	(.06)	(.08)	-	-	-
Distributions from net realized gain	(1.94)	(2.25)	(.48)	- K	-	-
Total distributions	(2.01) L	(2.31)	(.56)	- K	-	-
Redemption fees added to paid in capital D	- K	- K	- K	- K	.01	- K
Net asset value, end of period	$ 19.93	$ 20.83	$ 19.78	$ 18.49	$ 21.70	$ 17.74
Total ReturnB, C	5.50%	18.08%	10.52%	(14.78)%	22.32%	63.05%
Ratios to Average Net AssetsE, J
Expenses before reductions	.66%A	.68%	.72%	1.12%	1.13%	1.24%
Expenses net of fee waivers, if any	.66%A	.67%	.72%	1.12%	1.13%	1.24%
Expenses net of all reductions	.65%A	.67%	.69%	1.10%	1.12%	1.23%
Net investment income (loss)	.44% A	.57% G	.51%	(.26)% H	(.17)% I	(.49)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,832	$ 2,050	$ 2,500	$ 3,219	$ 4,644	$ 4,204
Portfolio turnover rateF	67% A	50%	75%	104%	47%	60%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .43%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.46)%. JExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. KAmount represents less than $.01 per share. LTotal distributions of $2.01 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $1.944 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Small Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 386,407
Gross unrealized depreciation	(34,478)
Net unrealized appreciation (depreciation) on securities	$ 351,929

Tax cost	$ 1,525,403

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $637,877 and $946,435, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .42% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $61 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments

Semiannual Report

7. Security Lending - continued

received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $327, including sixty-two dollars from securities loaned to FCM.

8. Expense Reductions. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $65 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in November 2011.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Fidelity Small Cap Stock Fund

The Board has discussed the fund's underperformance with FMR and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Small Cap Stock Fund

Semiannual Report

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SLCX-USAN-1214
1.784863.111

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 24, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 24, 2014